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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5550

                             The Alger American Fund
               (Exact name of registrant as specified in charter)


                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1.  Reports to Stockholders.


                             THE ALGER AMERICAN FUND


                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO





                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006
                                   (UNAUDITED)

                              [ALGER LOGO OMITTED]

TABLE OF CONTENTS

    THE ALGER AMERICAN FUND
    Letter to Our Shareholders...............................................  1
    Portfolio Highlights.....................................................  5
    Portfolio Summary........................................................ 11
    Schedules of Investments................................................. 12
    Statements of Assets and Liabilities..................................... 29
    Statements of Operations................................................. 30
    Statements of Changes in Net Assets...................................... 31
    Financial Highlights..................................................... 32
    Notes to Financial Statements............................................ 36
    Additional Information................................................... 43

Dear Shareholders,                                                AUGUST 9, 2006

Over the six months ending June 30, 2006, the U.S. economy saw rapid growth during the first quarter, followed by a steadier, less dramatic growth in the second quarter. That shift led to wild swings in sentiment and attitude, with the robust growth of the first quarter fostering concerns about inflation and runaway growth, while the cooling in the second quarter led to fears of a faltering economy and a weak housing market.

However, contrary to the headlines of the day, international tensions, and some seemingly extreme market swings, we think there has been little fundamental change in either the economy or on the corporate earnings front since the end of 2005. Earnings have stayed elevated; the economy has remained in a growth groove; job creation and wage growth have been a shade weaker than expected; and inflation worries have been raised. But on the whole, the year has been uneventful, with the only drama being reactions to the Federal Open Market Committee (FOMC) and to whispers, rumors and uncertainty about when it would stop raising short-term interest rates.

After new Fed Chairman Ben Bernanke appeared before the U.S. Congress on April 27th, it was widely believed that the Fed would stop before the summer. After subsequent hawkish statements by Bernanke and others in May, the markets sold off sharply, and then stabilized ahead of another rate increase at the Fed meeting in June, from 5.00% to 5.25%--the 17th consecutive increase since June 2004 and the third rate hike in 2006 alone.

The result was that at the mid-point of 2006, the economy--with the exception of a cooling housing market--was largely in the same spot it had been in when it began the year. Despite the increases, rates remain low relative to historical standards, and fears notwithstanding, core inflation, at less than 2.5%, is very tame compared to the past. As for the markets, after the May sell-off, the major indices remained mixed with the Dow Jones Industrials up 5.22%, the Standard & Poor's 500 Index up 2.71% and the NASDAQ down 1.50% for the six months ending June 30, 2006. Foreign and emerging markets, which sold off more sharply in May than the U.S. market did, were still up considerably for the year.

As for the bond market, there was a brief flurry of rising yields, with the yield on the 10-year Treasury note piercing 5.00% for the first time in nearly four years on the heels of a continued robust economic landscape, ever-increasing capacity utilization and tight labor markets. But the summer saw a reversal of yields back to 5.00% on skepticism that either the economy or inflation would continue to expand.

Finally, on August 8, after this reporting period came to a close, the Fed finally halted its rate increase. Whether that constitutes a pause or an end to this particular cycle, we don't know. But we do know that even if rates were to increase a few times more, we are near a peak, and any peak below 6% is very low by historical standards. The point, simply, is that in our view, neither rates nor inflation are high enough on a relative historical basis to act as a severe brake on either economic growth or more to the point, corporate earnings growth. In fact, relative to earnings, the markets are increasingly less expensive. Moreover, the relentless focus on "what the Fed will do" has obscured what companies are doing. At Alger, we keep an eye on the Fed, but we focus instead on dynamic companies, their fundamentals, and the world they are creating.


PORTFOLIO MATTERS


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

The Alger American Small Capitalization Portfolio gained 9.88% compared to the Russell 2000 Growth Index(1) which returned 6.07%. Our holdings in the health care sector were overweight the benchmark at an average weight of 20.75%, and significantly outperformed. Illumina, Inc., a developer of genomic and proteomic analysis tools, and pharmaceutical screening applications was among the top performers. Other top holdings included Hologic, Inc., a developer and manufacturer of proprietary x-ray systems, and Vertex Pharmaceuticals, a leading global biotechnology company.

Our holdings in the information technology sector represented an average weight of 24.64%, an overweight to the benchmark. In this sector the Portfolio showed an overall loss, yet still outperformed the benchmark. Strong contributors included FormFactor, Inc., a leader in the manufacture and development of high performance semiconductor cards, WebEx Communications, Inc., the worldwide leader in online meeting applications, and VeriFone, the global leader in secure electronic payment technologies. During the past six months, we made minor shifts in our IT weightings out of internet services and solidified our weight in peripherals and semiconductors.

At an average weight of 15.36%, the Portfolio's consumer discretionary holdings were overweight compared to the benchmark and markedly outperformed. Prominent performances were contributed by Gymboree Corp., the children's apparel retailer, and DSW Inc., a popular footwear retailer.

We were overweight in the industrial sector at 13.85% compared to the benchmark but outperformed. Leading contributors included Gardner Denver Inc., a global producer of blowers, air compressors, petroleum pumps, and water jetting pumps and accessories, and Bucyrus International, Inc. a world leader in the manufacture of draglines, drills and shovels for the surface mining industry.

With rising oil costs continuing to impact the economy, our energy holdings, at an average weight of 7.40%, boasted strong performances and outperformed the benchmark. Contributors included Dril-Quip, Inc., one of the world's leading manufacturers of precision-engineered offshore drilling and production equipment, and Holly Corporation, an independent petroleum refiner and marketer.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

For the six months ended June 30, 2006, the Alger American MidCap Growth Portfolio gained 0.16%, compared to the Russell MidCap Growth Index(2) with a return of 2.55%.

We were overweight in the industrial sector at 14.37% compared to the benchmark but outperformed. Leading contributors included Terex Corp., a manufacturer of trucks and hydraulic mining excavators, Jacobs Engineering Group Inc., one of the world's largest and most diverse providers of professional technical services, and Trinity Industries, Inc., one of North America's largest manufacturers of transportation, construction and industrial products.

Information technology, at an average weight of 25.22%, was overweight to the benchmark but underperformed. In this sector we saw strong performances from Network Appliance Inc., a leading provider of enterprise storage and data management solutions, Nintendo Ltd, the popular game manufacturer, and WebEx, Inc.

In the health care sector, the Portfolio, at 16.12%, was overweight compared to the benchmark and showed a minor outperformance. Prominent contributors included WellCare Group, Inc., a leading provider of government-sponsored health plans, Intuitive Surgical, Inc., a leader in surgical robotics, and United Therapeutics, a biotechnology company focused on the development of products for patients with chronic and life-threatening diseases.

Our holdings in consumer discretionary, at an average weight of 12.34%, were underweight, and underperformed the benchmark. GameStop Corp., the world's largest video game retailer, and Orient Express Hotels Ltd. both performed well.

In the energy sector, the Portfolio was overweight at 10.70%. While rising energy prices saw solid returns in this sector, the Portfolio underperformed. Strong performers included Peabody Energy Corp., the world's largest private-sector coal company, Valero Energy Corp., the largest refiner in North America, and Patterson-UTI Energy, Inc., a leading oil and gas drilling company.


ALGER AMERICAN GROWTH PORTFOLIO

The Alger American Growth Portfolio returned -2.94% for the first half of the fiscal year, compared with a return of -0.92% for the Russell 1000 Growth Index(3). Information technology represented an average weight of 25.67%. Although the Portfolio was overweight compared to the benchmark, it outperformed in this sector. In this sector we saw strong performances from Network Appliance Inc., Nintendo Ltd, and Corning, Inc., a diversified technology company.

In the health care sector, the Portfolio was underweight at 11.80% compared to the benchmark, and underperformed despite strong performances from Medco Health Solutions, Inc., a leading pharmacy benefit manager, and Gilead Sciences, Inc., a biopharmaceutical company that develops innovative therapeutics.

In the consumer discretionary sector, the Portfolio was overweight the benchmark at 13.65%, and underperformed despite solid returns from News Corporation, a vertically integrated global media company, Starbucks Corp., and the Walt Disney Co. Over the course of the first six months of the year the Portfolio increased its overall holdings in this sector.

Energy stocks accounted for an average weight of 9.29% of the Portfolio's holdings, a slight underweight to the benchmark, and outperformed. Prominent contributions in this sector came from Peabody Energy Corp., Valero Energy Corp., and Transocean, Inc., the world's largest offshore drilling company.


ALGER AMERICAN BALANCED PORTFOLIO

The Alger American Balanced Portfolio returned -2.11% for the first half of the fiscal year, compared to the Russell 1000 Growth Index(3) which returned -0.92%. Information technology represented an average weight of 25.49% of the
Portfolio's equity holdings, an overweight compared to the benchmark, and outperformed in this sector. Strong performers included Network Appliance Inc., Nintendo Ltd, and Corning, Inc.

At an average weight of 11.77% our equity holdings in the health care sector were underweight in comparison to the benchmark, and underperformed. Despite the underperformance the Portfolio's health care holdings saw strong performances from Novartis AG, a world leader in pharmaceuticals, Medco Health Solutions, Inc., and Gilead Sciences, Inc.

In the consumer discretionary sector, the Portfolio was overweight at 13.33% compared to the benchmark, and underperformed despite solid returns from News Corporation, Starbucks Corp., and the Walt Disney Co. Over the course of the first six months of the year the Portfolio increased its overall holdings in this sector.

Energy stocks accounted for an average weight of 9.77% of the Portfolio's equity holdings. The Portfolio had a slight underperformance compared to the benchmark in this sector.

The fixed-income portion of the Alger American Balanced Fund returned -1.14% for the first six months of the year versus the Lehman Brothers Intermediate Government/Credit Bond Index(4) return of -1.15%. As of June 30, 2006, 48% of the fixed-income portfolio was in corporate securities, 18% in US Treasury, and 34% in US Agency.


ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

The Alger American Income and Growth Portfolio returned -3.50% for the six months ended June 30, 2006, compared to the Russell 1000 Growth Index(3) return of -0.92%.

Information technology at an average weight of 19.44% of the Portfolio's holdings was overweight the benchmark and underperformed. Contributing performers included VeriFone Holdings, Inc., the global leader in secure electronic payment technologies, Cisco Systems, Inc., the leading supplier of Internet networking equipment and network management, and Nintendo Ltd.
In the industrials sector, the Portfolio was overweight the benchmark at an average weight of 15.18% and outperformed. Key industrial performers included
Terex Corp., a manufacturer of trucks and hydraulic mining excavators, Caterpillar, Inc., the world's leading manufacturer of construction and mining equipment, and United Technologies Corp., a diversified company with products including heating and air conditioning, elevators and escalators, aircraft engines, fire and security systems and aerospace systems.

Energy stocks accounted for an average weight of 12.63% and, despite some strong returns, underperformed the benchmark. In the financials sector, the Portfolio was underweight at 14.52% compared to the benchmark, and underperformed despite strong performances by Merrill Lynch & Co, Inc., Morgan Stanley, and JPMorgan Chase & Co.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

The Alger American Leveraged AllCap Portfolio gained 3.02% for the six months ended June 30, 2006, compared to the Russell 3000 Growth Index(5) return of -0.32%.

Information technology represented an average weight of 27.12% of the Portfolio's holdings, an overweight to the benchmark and outperformed. Strong IT performers included VeriFone, Network Appliance Inc., and FormFactor Inc. During the past six months, we made minor shifts in our IT weightings out of internet services and solidified our weight in peripherals and semiconductors.

At an average weight of 14.29% our holdings in the health care sector were also overweight the benchmark but underperformed. The Portfolio's healthcare holdings included performances from WellCare Group, Inc., Hologic, Inc., a developer and manufacturer of proprietary x-ray systems, and Vertex Pharmaceuticals, Inc.

The Portfolio's industrial holdings, at an average weight of 11.50%, were underweight to the benchmark and outperformed. Strong performers included Terex Corp., Caterpillar, Inc., and United Technologies Corp.

In the consumer discretionary sector, the Portfolio was overweight at 13.10% compared to the benchmark, and underperformed despite substantial returns by Focus Media Holdings Ltd., the largest outdoor TV advertising network in China, GTECH Holdings Corp., a leading gaming technology and services company, and the Walt Disney Co.

Energy stocks accounted for an average weight of 8.58%, and outperformed the benchmark with good returns from National Oilwell Varco Inc., a leading oil and gas drilling company, Valero Energy Corp., and Peabody Energy Corp.


LOOKING AHEAD

We want you to know that we value the trust you have placed in Alger. We will continue to look for dynamic, forward-looking companies that are creating the business and marketplaces of tomorrow, bringing growth opportunities to our investors.


                                     Respectfully submitted,


                                     /s/ Daniel C. Chung

                                     Daniel C. Chung
                                     Chief Investment Officer

----------
(1) Russell 2000 Growth Index is an unmanaged index designed to measure the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(2) Russell MidCap Growth Index is an unmanaged index designed to measure the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

(3) Russell 1000 Growth Index is an unmanaged index designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(4) Lehman Brothers Intermediate Government/Credit Bond Index is an index designed to track performance of intermediate government and corporate bonds.

(5) Russell 3000 Growth Index is an unmanaged index designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

You can not invest directly in any index.


The views and opinions of the Fund's management and the portfolio holdings described in this report are as of June 30, 2006 and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable, however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a portfolio or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a portfolio and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a portfolio.


A WORD ABOUT RISK

Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Portfolios that invest in fixed-income securities, such as the Balanced Portfolio, are subject to the fixed-income securities' sensitivity to interest rate movements; their market values tend to fall when interest rates rise and to rise when interest rates fall. These portfolios are also subject to the risk of a decline in the value of the portfolio's securities in the event of an issue's falling credit rating or actual default. Portfolios that participate in leveraging, such as the Leveraged AllCap Portfolio, are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed. For a more detailed discussion of the risks associated with a Portfolio, please see the Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

BEFORE INVESTING IN ANY PORTFOLIO IN THE ALGER AMERICAN FUND, INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIOS, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT (800) 254-3797, OR VISITING OUR WEBSITE AT WWW.ALGER.COM, OR CONTACTING THE FUND'S DISTRIBUTOR, FRED ALGER & COMPANY, INCORPORATED, 30 MONTGOMERY STREET, JERSEY CITY, NEW JERSEY 07302. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
   ALGER AMERICAN GROWTH PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED JUNE 30, 2006
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                                        Alger          Russell 1000
                                   American Growth     Growth Index

                    7/1/1996            10,000            10,000

                  12/31/1996            10,645            10,985

                  12/31/1997            13,386            14,333

                  12/31/1998            19,821            19,881

                  12/31/1999            26,509            26,472

                  12/31/2000            22,592            20,536

                  12/31/2001            19,923            16,345

                  12/31/2002            13,350            11,786

                  12/31/2003            18,044            15,293

                  12/31/2004            19,036            16,257

                  12/31/2005            21,321            17,114

                  6/30/2006             20,695            16,957

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Growth Class O shares and the Russell 1000 Growth Index for the ten years ended June 30, 2006. Figures for the Alger American Growth Class O shares and the Russell 1000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American Growth Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH JUNE 30, 2006
--------------------------------------------------------------------------------

                                          Average Annual Total Returns
                                  1 Year   5 Years   10 Years    Since Inception
                               -------------------------------------------------
  Class O (Inception 1/9/89)      7.38%    (0.75)%     7.54%         12.31%
  Russell 1000 Growth Index       6.12%    (0.76)%     5.42%         10.18%
--------------------------------------------------------------------------------
  Class S (Inception 5/1/02)      7.12%       --         --           3.11%
  Russell 1000 Growth Index       6.12%       --         --           3.62%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, VISIT US AT WWW.ALGER.COM, OR CALL US AT
(800) 254-3797.

RETURNS INDICATED ASSUME REINVESTMENT OF ALL DISTRIBUTIONS, NO TRANSACTION COSTS OR TAXES, AND ARE NET OF MANAGEMENT FEES AND FUND OPERATING EXPENSES ONLY. TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE PORTFOLIO OR CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT, VARIABLE LIFE INSURANCE PLAN OR RETIREMENT PLAN FOR WHICH THE PORTFOLIO SERVES AS AN UNDERLYING INVESTMENT VEHICLE. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PLEASE REFER TO THE VARIABLE INSURANCE PRODUCT OR RETIREMENT PLAN DISCLOSURE DOCUMENTS FOR ANY ADDITIONAL APPLICABLE EXPENSES. INVESTING IN THE STOCK MARKET INVOLVES GAINS AND LOSSES AND MAY NOT BE SUITABLE FOR ALL INVESTORS.

--------------------------------------------------------------------------------
   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED JUNE 30, 2006
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                                   Alger American      Russell 2000
                     Date       Small Capitalization   Growth Index
                     ----       --------------------   ------------
                    7/1/1996            10,000            10,000

                  12/31/1996             9,665             9,941

                  12/31/1997            10,766            11,223

                  12/31/1998            12,437            11,367

                  12/31/1999            17,837            16,266

                  12/31/2000            12,986            12,617

                  12/31/2001             9,154            11,452

                  12/31/2002             6,753             7,986

                  12/31/2003             9,613            11,862

                  12/31/2004            11,206            13,558

                  12/31/2005            13,097            14,121

                   6/30/2006            14,392            14,978

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Small Capitalization Class O shares and the Russell 2000 Growth Index for the ten years ended June 30, 2006. Figures for both the Alger American Small Capitalization Class O shares and the Russell 2000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American Small Capitalization Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH JUNE 30, 2006
--------------------------------------------------------------------------------

                                          Average Annual Total Returns
                                  1 Year   5 Years   10 Years    Since Inception
                               -------------------------------------------------
  Class O (Inception 9/21/88)     24.20%    7.03%      3.71%         11.42%
  Russell 2000 Growth Index       14.57%    3.48%      4.12%          8.00%
-------------------------------------------------------------------------------
  Class S (Inception 5/1/02)      23.95%      --         --          12.08%
  Russell 2000 Growth Index       14.57%      --         --           7.73%
-------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, VISIT US AT www.alger.com, OR CALL US AT
(800) 254-3797.

RETURNS INDICATED ASSUME REINVESTMENT OF ALL DISTRIBUTIONS, NO TRANSACTION COSTS OR TAXES, AND ARE NET OF MANAGEMENT FEES AND FUND OPERATING EXPENSES ONLY. TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE PORTFOLIO OR CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT, VARIABLE LIFE INSURANCE PLAN OR RETIREMENT PLAN FOR WHICH THE PORTFOLIO SERVES AS AN UNDERLYING INVESTMENT VEHICLE. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PLEASE REFER TO THE VARIABLE INSURANCE PRODUCT OR RETIREMENT PLAN DISCLOSURE DOCUMENTS FOR ANY ADDITIONAL APPLICABLE EXPENSES. INVESTING IN THE STOCK MARKET INVOLVES GAINS AND LOSSES AND MAY NOT BE SUITABLE FOR ALL INVESTORS.

--------------------------------------------------------------------------------
   ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED JUNE 30, 2006
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                                   Alger American      Russell 1000
                     Date          Income & Growth     Growth Index
                  ----------       ---------------     ------------

                    7/1/1996            10,000            10,000

                  12/31/1996            11,348            10,985

                  12/31/1997            15,465            14,333

                  12/31/1998            20,474            19,881

                  12/31/1999            29,166            26,472

                  12/31/2000            28,796            20,536

                  12/31/2001            24,672            16,345

                  12/31/2002            16,999            11,786

                  12/31/2003            22,071            15,293

                  12/31/2004            23,803            16,257

                  12/31/2005            24,621            17,114

                   6/30/2006            23,759            16,957

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Income and Growth Class O shares and the Russell 1000 Growth Index for the ten years ended June 30, 2006. Figures for the Alger American Income and Growth Class O shares and the Russell 1000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American Income and Growth Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH JUNE 30, 2006
--------------------------------------------------------------------------------

                                          Average Annual Total Returns
                                  1 Year   5 Years   10 Years    Since Inception
                               -------------------------------------------------
  Class O (Inception 11/15/88)    (0.40)%  (1.77)%        9.04%       9.56%
  Russell 1000 Growth Index        6.12%   (0.76)%        5.42%      10.31%
-------------------------------------------------------------------------------
  Class S (Inception 5/1/02)      (0.65)%     --            --       1.23%
  Russell 1000 Growth Index        6.12%      --            --       3.62%
-------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, VISIT US AT www.alger.com, OR CALL US AT
(800) 254-3797.

RETURNS INDICATED ASSUME REINVESTMENT OF ALL DISTRIBUTIONS, NO TRANSACTION COSTS OR TAXES, AND ARE NET OF MANAGEMENT FEES AND FUND OPERATING EXPENSES ONLY. TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE PORTFOLIO OR CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT, VARIABLE LIFE INSURANCE PLAN OR RETIREMENT PLAN FOR WHICH THE PORTFOLIO SERVES AS AN UNDERLYING INVESTMENT VEHICLE. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PLEASE REFER TO THE VARIABLE INSURANCE PRODUCT OR RETIREMENT PLAN DISCLOSURE DOCUMENTS FOR ANY ADDITIONAL APPLICABLE EXPENSES. INVESTING IN THE STOCK MARKET INVOLVES GAINS AND LOSSES AND MAY NOT BE SUITABLE FOR ALL INVESTORS.

--------------------------------------------------------------------------------
   ALGER AMERICAN BALANCED PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED JUNE 30, 2006
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                                                          Lehman Brothers
                        Alger American     Russell 1000     Gov't/Credit
          Date             Balanced        Growth Index      Bond Index
       ----------       --------------     ------------   ---------------
         7/1/1996           10,000            10,000            10,000

       12/31/1996           10,464            10,985            10,488

       12/31/1997           12,538            14,333            11,811

       12/31/1998           16,489            19,881            12,500

       12/31/1999           21,306            26,472            12,331

       12/31/2000           20,717            20,536            13,790

       12/31/2001           20,317            16,345            19,965

       12/31/2002           17,820            11,786            16,612

       12/31/2003           21,212            15,293            17,389

       12/31/2004           22,180            16,257            18,121

       12/31/2005           24,048            17,114            18,547

        6/30/2006           23,541            16,957            18,334

The  chart  above  illustrates  the  growth in value of a  hypothetical  $10,000 investment made in Alger American Balanced Class O shares, the Russell 1000 Growth Index, and the Lehman Brothers Government/Credit Bond Index for the ten years ended June 30, 2006. Figures for the Alger American Balanced Class O shares, the Russell 1000 Growth Index (an unmanaged index of common stocks), and the Lehman Brothers Government/Credit Bond Index (an unmanaged index of government and corporate bonds), include reinvestment of dividends and/or interest. Performance for the Alger American Balanced Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH JUNE 30, 2006
--------------------------------------------------------------------------------


                                          Average Annual Total Returns
                                 1 Year    5 Years   10 Years    Since Inception
                               -------------------------------------------------
  Class O (Inception 9/5/89)      4.63%     2.79%       8.94%         8.79%
  Russell 1000 Growth Index       6.12%    (0.76)%      5.42%         8.90%
  Lehman Brothers
    Gov't/Credit Bond Index      (1.53)%    5.13%       6.25%         7.22%
-------------------------------------------------------------------------------
  Class S (Inception 5/1/02)      4.38%        --         --          4.49%
  Russell 1000 Growth Index       6.12%        --         --          3.62%
  Lehman Brothers
    Gov't/Credit Bond Index      (1.53)%       --         --          4.63%
-------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, VISIT US AT WWW.ALGER.COM, OR CALL US AT
(800) 254-3797.
RETURNS INDICATED ASSUME REINVESTMENT OF ALL DISTRIBUTIONS, NO TRANSACTION COSTS OR TAXES, AND ARE NET OF MANAGEMENT FEES AND FUND OPERATING EXPENSES ONLY. TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE PORTFOLIO OR CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT, VARIABLE LIFE INSURANCE PLAN OR RETIREMENT PLAN FOR WHICH THE PORTFOLIO SERVES AS AN UNDERLYING INVESTMENT VEHICLE. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PLEASE REFER TO THE VARIABLE INSURANCE PRODUCT OR RETIREMENT PLAN DISCLOSURE DOCUMENTS FOR ANY ADDITIONAL APPLICABLE EXPENSES. INVESTING IN THE STOCK MARKET INVOLVES GAINS AND LOSSES AND MAY NOT BE SUITABLE FOR ALL INVESTORS.

--------------------------------------------------------------------------------
   ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED JUNE 30, 2006
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                                Alger American    Russell Midcap
                  Date          MidCap Growth      Growth Index
               ----------       ---------------   --------------

                 7/1/1996           10,000            10,000

               12/31/1996           10,319            10,640

               12/31/1997           11,867            13,036

               12/31/1998           15,463            15,365

               12/31/1999           20,388            22,248

               12/31/2000           22,260            20,516

               12/31/2001           20,808            16,381

               12/31/2002           14,661            11,892

               12/31/2003           21,667            16,973

               12/31/2004           24,494            19,600

               12/31/2005           26,900            21,971

                6/30/2006           26,943            22,530

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger American MidCap Growth Class O shares and the Russell Midcap Growth Index for the ten years ended June 30, 2006. Figures for the Alger American MidCap Growth Class O shares and the Russell Midcap Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American MidCap Growth Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH JUNE 30, 2006
--------------------------------------------------------------------------------

                                           Average Annual Total Returns
                                  1 Year    5 Years  10 Years    Since Inception
                               -------------------------------------------------
  Class O (Inception 5/3/93)       9.29%    4.64%     10.42%        14.22%
  Russell Midcap Growth Index     13.04%    4.76%      8.46%        10.52%
--------------------------------------------------------------------------------
  Class S (Inception 5/1/02)       9.01%      --         --          7.61%
  Russell Midcap Growth Index     13.04%      --         --          9.84%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, VISIT US AT www.alger.com, OR CALL US AT
(800) 254-3797.

RETURNS INDICATED ASSUME REINVESTMENT OF ALL DISTRIBUTIONS, NO TRANSACTION COSTS OR TAXES, AND ARE NET OF MANAGEMENT FEES AND FUND OPERATING EXPENSES ONLY. TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE PORTFOLIO OR CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT, VARIABLE LIFE INSURANCE PLAN OR RETIREMENT PLAN FOR WHICH THE PORTFOLIO SERVES AS AN UNDERLYING INVESTMENT VEHICLE. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PLEASE REFER TO THE VARIABLE INSURANCE PRODUCT OR RETIREMENT PLAN DISCLOSURE DOCUMENTS FOR ANY ADDITIONAL APPLICABLE EXPENSES. INVESTING IN THE STOCK MARKET INVOLVES GAINS AND LOSSES AND MAY NOT BE SUITABLE FOR ALL INVESTORS.

--------------------------------------------------------------------------------
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED JUNE 30, 2006
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                                 Alger American       Russell 3000
                  Date          Leveraged AllCap      Growth Index
               ----------       ----------------      ------------

                7/1/1996             10,000               10,000

                12/31/1996           10,052               11,592

                12/31/1997           12,030               14,363

                12/31/1998           18,987               19,997

                12/31/1999           33,809               24,182

                12/31/2000           25,414               21,000

                12/31/2001           21,366               1,5476

                12/31/2002           14,121               11,071

                12/31/2003           19,024               15,202

                12/31/2004           20,582               15,344

                12/31/2005           23,555               17,120

                6/30/2006            24,266               16,659

The  chart  above  illustrates  the  growth in value of a  hypothetical  $10,000 investment made in Alger American Leveraged AllCap Class O shares and the Russell 3000 Growth Index for the ten years ended June 30, 2006. Figures for the Alger American Leveraged AllCap Class O shares and the Russell 3000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for Alger American Leveraged AllCap Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH JUNE 30, 2006
--------------------------------------------------------------------------------

                                          Average Annual Total Returns
                                  1 Year   5 Years   10 Years    Since Inception
                               -------------------------------------------------
  Class O (Inception 1/25/95)     16.67%    1.34%      9.27%         14.53%
  Russell 3000 Growth Index        6.85%   (0.44)%     5.24%          8.40%
--------------------------------------------------------------------------------
  Class S (Inception 5/1/02)      16.35%      --         --           5.39%
  Russell 3000 Growth Index        6.85%      --         --           3.94%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, VISIT US AT www.alger.com, OR CALL US AT
(800) 254-3797.

RETURNS INDICATED ASSUME REINVESTMENT OF ALL DISTRIBUTIONS, NO TRANSACTION COSTS OR TAXES, AND ARE NET OF MANAGEMENT FEES AND FUND OPERATING EXPENSES ONLY. TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE PORTFOLIO OR CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT, VARIABLE LIFE INSURANCE PLAN OR RETIREMENT PLAN FOR WHICH THE PORTFOLIO SERVES AS AN UNDERLYING INVESTMENT VEHICLE. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PLEASE REFER TO THE VARIABLE INSURANCE PRODUCT OR RETIREMENT PLAN DISCLOSURE DOCUMENTS FOR ANY ADDITIONAL APPLICABLE EXPENSES. INVESTING IN THE STOCK MARKET INVOLVES GAINS AND LOSSES AND MAY NOT BE SUITABLE FOR ALL INVESTORS.

THE ALGER AMERICAN FUND
PORTFOLIO SUMMARY* (UNAUDITED)

=============================================================================================================================

                                         AMERICAN   AMERICAN SMALL  AMERICAN INCOME    AMERICAN         AMERICAN
                                          GROWTH    CAPITALIZATION    AND GROWTH     MIDCAP GROWTH  LEVERAGED ALLCAP
SECTORS                                  PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary .................     10.8%        15.9%            9.0%            12.3%            7.6%
Consumer Staples .......................      8.1%         1.1%            7.2%             0.0%            6.2%
Energy .................................      9.2%         8.2%           12.3%             9.1%            6.2%
Financials .............................     10.9%         8.9%           16.5%             9.4%            9.9%
Health Care ............................     11.2%        18.4%            4.6%            17.9%           14.6%
Industrials ............................     12.3%        16.0%           13.6%            16.9%            9.9%
Information Technology .................     25.6%        25.1%           23.4%            23.9%           25.6%
Materials ..............................      5.5%         2.7%            4.4%             3.6%           11.3%
Telecommunication Services .............      3.2%         2.8%            3.7%             5.6%            8.2%
Utilities ..............................      1.0%         0.0%            0.0%             0.0%            0.0%
Cash and Net Other Assets ..............      2.2%         0.9%            5.3%             1.3%            0.5%
                                         --------     --------         --------        --------         --------
                                            100.0%       100.0%          100.0%           100.0%          100.0%
                                         ========     ========         ========        ========         ========

SECTORS/SECURITY TYPES                                                                        AMERICAN BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary ........................................................................             5.7%
Consumer Staples ..............................................................................             3.9%
Energy ........................................................................................             7.4%
Financials ....................................................................................             7.4%
Health Care ...................................................................................             6.6%
Industrials ...................................................................................             7.7%
Information Technology ........................................................................            15.8%
Materials .....................................................................................             4.5%
Telecommunications Services ...................................................................             2.1%
Utilities .....................................................................................             0.6%
                                                                                                       --------
  Total Common Stocks .........................................................................            61.7%
                                                                                                       --------
Corporate Obligations .........................................................................            17.4%
U.S. Agency Obligations .......................................................................            12.3%
U.S. Treasury Obligations .....................................................................             6.6%
                                                                                                       --------
  Total Obligations ...........................................................................            36.3%
                                                                                                       --------

Cash and Net Other Assets .....................................................................             2.0%
                                                                                                       --------
                                                                                                          100.0%
                                                                                                       ========
-----------------------------------------------------------------------------------------------------------------------------

  * Based on net assets for each Portfolio.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

================================================================================

   SHARES     COMMON STOCKS--97.7%                                    VALUE
   ------                                                             -----

              AEROSPACE & DEFENSE--1.9%
  157,250     Boeing Company ..................................    $ 12,880,347
                                                                   ------------

              BIOTECHNOLOGY--3.2%
  295,450     Biogen Idec Inc.* ...............................      13,688,198
  132,400     Gilead Sciences, Inc. ...........................       7,832,784
                                                                   ------------
                                                                     21,520,982
                                                                   ------------

              CAPITAL MARKETS--5.5%
  101,000     Bear Stearns Companies Inc. .....................      14,148,080
   91,850     Goldman Sachs Group, Inc. .......................      13,816,996
   94,300     Legg Mason, Inc. ................................       9,384,736
                                                                   ------------
                                                                     37,349,812
                                                                   ------------

              CHEMICALS--1.5%
  160,200     Air Products and Chemicals, Inc. ................      10,239,984
                                                                   ------------

              COMMERCIAL BANKS--1.0%
  141,700     Bank of America Corporation .....................       6,815,770
                                                                   ------------

              COMMUNICATION EQUIPMENT--4.8%
  845,350     Cisco Systems, Inc.* ............................      16,509,686
  430,100     Motorola, Inc. ..................................       8,666,515
  107,500     Research In Motion Limited* .....................       7,500,275
                                                                   ------------
                                                                     32,676,476
                                                                   ------------

              COMPUTERS & PERIPHERALS--5.6%
  370,450     Apple Computer, Inc.* ...........................      21,160,104
  195,200     Memc Electronic Materials, Inc.* ................       7,320,000
  147,290     Network Appliance, Inc.* ........................       5,199,337
  195,650     Seagate Technology ..............................       4,429,516
                                                                   ------------
                                                                     38,108,957
                                                                   ------------

              DIVERSIFIED FINANCIAL SERVICES--2.0%
   71,400     NYSE Group Inc.* ................................       4,889,472
  109,900     Prudential Financial, Inc. ......................       8,539,230
                                                                   ------------
                                                                     13,428,702
                                                                   ------------

              DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
   83,550     ALLTEL Corporation ..............................       5,332,996
2,049,000     Level 3 Communication Inc.* .....................       9,097,560
                                                                   ------------
                                                                     14,430,556
                                                                   ------------

              ELECTRIC UTILITIES--1.0%
  117,550     Exelon Corporation ..............................       6,680,367
                                                                   ------------

              ELECTRONICS--1.0%
  315,700     Nintendo Co., Ltd. ADR# .........................       6,627,995
                                                                   ------------

              ELECTRONIC EQUIPMENT
                & INSTRUMENTS--2.0%
  165,750     Emerson Electric Co. ............................      13,891,508
                                                                   ------------

              ENERGY EQUIPMENT & SERVICES--4.6%
  128,200     National-Oilwell Varco Inc.* ....................       8,117,624
  118,200     Schlumberger Limited ............................       7,696,002
  100,300     Transocean Inc.* ................................       8,056,096
  144,700     Weatherford International Ltd.* .................       7,180,014
                                                                   ------------
                                                                     31,049,736
                                                                   ------------

              FINANCIAL SERVICES--1.0%
  576,200     Hong Kong Exchanges & Clearing Limited ..........       3,705,578
  155,886     London Stock Exchange PLC .......................       3,279,650
                                                                   ------------
                                                                      6,985,228
                                                                   ------------

              FOOD & STAPLES RETAILING--2.0%
  443,600     CVS Corporation .................................      13,618,520
                                                                   ------------

              FOOD PRODUCTS--2.0%
  330,950     Archer-Daniels-Midland Company ..................      13,661,616
                                                                   ------------

              FREIGHT & LOGISTICS--2.1%
  123,200     FedEx Corp. .....................................      14,397,152
                                                                   ------------

              HEALTH CARE EQUIPMENT
                & SUPPLIES--1.8%
  176,600     St. Jude Medical, Inc.* .........................       5,725,372
  117,100     Zimmer Holdings, Inc.* ..........................       6,641,912
                                                                   ------------
                                                                     12,367,284
                                                                   ------------

              HEALTH CARE PROVIDERS & SERVICES--6.2%
  344,400     Aetna Inc. ......................................      13,751,892
  229,275     Medco Health Solutions, Inc.* ...................      13,132,872
1,286,600     Tenet Healthcare Corporation* ...................       8,980,468
  151,900     UnitedHealth Group Incorporated .................       6,802,082
                                                                   ------------
                                                                     42,667,314
                                                                   ------------

              HOTELS, RESTAURANTS & LEISURE--2.3%
  218,200     Wynn Resorts, Limited* ..........................      15,994,060
                                                                   ------------

              INDUSTRIAL CONGLOMERATES--1.0%
  201,800     General Electric Company ........................       6,651,328
                                                                   ------------

              INSURANCE--1.5%
  118,050     Hartford Financial Services Group, Inc. (The) ...       9,987,030
                                                                   ------------

              INTERNET & CATALOG RETAIL--3.4%
  552,800     eBay Inc.* ......................................      16,191,512
  266,796     Netflix Inc.* ...................................       7,259,519
                                                                   ------------
                                                                     23,451,031
                                                                   ------------

              INTERNET SOFTWARE & SERVICES--7.2%
   50,400     Google Inc. Cl. A* ..............................      21,134,232
  845,850     Yahoo! Inc.* ....................................      27,913,050
                                                                   ------------
                                                                     49,047,282
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED) (CONT'D)

================================================================================


   SHARES     COMMON STOCKS--(CONT'D)                                 VALUE
   ------                                                             -----

              MACHINERY--2.1%
  190,600     Caterpillar Inc. ................................    $ 14,195,888
                                                                   ------------

              MEDIA--4.5%
  522,550     News Corporation Cl. A ..........................      10,022,509
1,398,900     XM Satellite Radio Holdings Inc. Cl. A* .........      20,493,885
                                                                   ------------
                                                                     30,516,394
                                                                   ------------

              METALS & MINING--5.5%
  202,950     Freeport-McMoRan Copper & Gold, Inc. Cl. B ......      11,245,460
   79,250     Inco Limited ....................................       5,222,575
  192,300     Peabody Energy Corporation ......................      10,720,725
  419,300     Vedanta Resources PLC ...........................      10,568,309
                                                                   ------------
                                                                     37,757,069
                                                                   ------------

              MULTILINE RETAIL--1.7%
  324,100     Federated Department Stores, Inc. ...............      11,862,060
                                                                   ------------

              OIL & GAS--3.0%
  312,300     Valero Energy Corporation .......................      20,774,196
                                                                   ------------

              ROAD&RAIL--1.0%
   88,700     Burlington Northern Santa Fe Corporation ........       7,029,475
                                                                   ------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
  488,300     Freescale Semiconductor Inc. Cl. A* .............      14,160,700
  167,950     Marvell Technology Group Ltd.* ..................       7,445,224
                                                                   ------------
                                                                     21,605,924
                                                                   ------------

              SOFTWARE--1.5%
  437,230     Microsoft Corporation ...........................      10,187,459
                                                                   ------------

              TEXTILES, APPAREL & LUXURY GOODS--1.1%
  246,100     Coach, Inc.* ....................................       7,358,390
                                                                   ------------

              TOBACCO--4.1%
  379,300     Altria Group, Inc. ..............................      27,851,999
                                                                   ------------

              TRANSPORTATION--2.2%
  162,550     Textron Inc. ....................................      14,983,859
                                                                   ------------

              WIRELESS TELECOMMUNICATION SERVICES--1.1%
  134,000     NII Holdings Inc. Cl. B* ........................       7,554,920
                                                                   ------------

              TOTAL COMMON STOCKS
                (COST $672,260,712) ...........................     666,206,670
                                                                   ------------

  CONTRACTS   PURCHASED OPTIONS--.1%                                  VALUE
  ---------                                                           -----

              PUT OPTIONS
    1,335     Netflix Inc./December/27.5+
                (Cost $564,705) ...............................    $    480,600
                                                                   ------------

TOTAL INVESTMENTS
  (COST $672,825,417)(A) .............................     97.8%    666,687,270
Other Assets in Excess of Liabilities ................      2.2      14,958,914
                                                          -----    ------------
NET ASSETS ...........................................    100.0%   $681,646,184
                                                          =====    ============

--------------------------------------------------------------------------------
  * Non-income producing security.

  # American Depositary Receipts.

(a) At June 30, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $672,920,060, amounted to $6,232,790 which consisted of aggregate gross unrealized appreciation of $21,452,903 and aggregate gross unrealized depreciation of $27,685,693.

  + All of the security is pledged as collateral for options written.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF OPTIONS WRITTEN--JUNE 30, 2006 (UNAUDITED)

================================================================================

                                                    SHARES SUBJECT
  CONTRACTS   PUT OPTIONS WRITTEN                       TO CALL        VALUE
  ---------                                             -------    ------------
    1,335     Netflix Inc./Dec/22.5
                (Premiums Received $249,637) .......    133,500    $    203,587
                                                                   ============



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

================================================================================

   SHARES     COMMON STOCKS--97.7%                                    VALUE
   ------                                                             -----

              AEROSPACE & DEFENSE--3.1%
  312,100     BE Aerospace, Inc.* .............................    $  7,134,606
  137,850     Esterline Technologies Corporation* .............       5,733,182
  171,750     SI International Inc.* ..........................       5,265,855
                                                                   ------------
                                                                     18,133,643
                                                                   ------------

              AIRLINES--.9%
  346,250     AirTran Holdings, Inc.* .........................       5,145,275
                                                                   ------------

              APPAREL--1.0%
  163,050     Gymboree Corp.* .................................       5,667,617
                                                                   ------------

              AUTOMOBILE COMPONENTS--1.1%
  329,410     LKQ Corporation* ................................       6,258,790
                                                                   ------------

              AUTOMOBILE EQUIPMENT & SERVICES--1.0%
  229,600     Tenneco Inc. Inc.* ..............................       5,969,600
                                                                   ------------

              BIOTECHNOLOGY--4.4%
  139,350     Cubist Pharmaceuticals, Inc.* ...................       3,508,833
  470,200     Human Genome Sciences, Inc.* ....................       5,031,140
  257,650     Keryx Biopharmaceuticals, Inc.* .................       3,658,630
  170,200     Myogen, Inc.* ...................................       4,935,800
  246,300     Onyx Pharmaceuticals, Inc.* .....................       4,145,229
  195,550     Theravance, Inc.* ...............................       4,474,184
                                                                   ------------
                                                                     25,753,816
                                                                   ------------

              CAPITAL MARKETS--.9%
   90,900     Greenhill & Co., Inc. ...........................       5,523,083
                                                                   ------------

              CHEMICALS--.9%
  182,122     Zoltek Companies, Inc.* .........................       5,443,626
                                                                   ------------

              COMMERCIALBANKS--2.8%
  160,800     Boston Private Financial Holdings, Inc. .........       4,486,320
  112,500     Wintrust Financial Corporation ..................       5,720,625
  196,110     Signature Bank* .................................       6,349,718
                                                                   ------------
                                                                     16,556,663
                                                                   ------------

              COMMERCIAL SERVICES & SUPPLIES--5.3%
  207,600     American Reprographics Co.* .....................       7,525,500
   83,840     CoStar Group Inc.* ..............................       5,016,147
  255,050     FTI Consulting, Inc.* ...........................       6,827,689
  262,600     Gevity HR, Inc. .................................       6,972,030
  222,300     Navigant Consulting, Inc.* ......................       5,035,095
                                                                   ------------
                                                                     31,376,461
                                                                   ------------

              COMMUNICATION EQUIPMENT--1.6%
  269,050     Polycom, Inc.* ..................................       5,897,576
  395,600     Powerwave Technologies, Inc.* ...................       3,607,872
                                                                   ------------
                                                                      9,505,448
                                                                   ------------

              COMPUTERS & PERIPHERALS--.7%
  587,450     Mobility Electronics, Inc.* .....................      4,264,886
                                                                   ------------

              COMPUTER SERVICES--1.8%
3,217,200     Internap Network Services Corporation* ..........       3,378,060
  265,750     Open Solutions Inc.* ............................       7,071,608
                                                                   ------------
                                                                     10,449,668
                                                                   ------------

              COMPUTER TECHNOLOGY--1.5%
  250,600     Atheros Communications* .........................       4,751,376
  490,350     Secure Computing Corporation* ...................       4,217,010
                                                                   ------------
                                                                      8,968,386
                                                                   ------------

              CONSTRUCTION & ENGINEERING--2.0%
  165,000     URS Corporation* ................................       6,930,000
  222,300     Williams Scotsman International Inc.* ...........       4,855,032
                                                                   ------------
                                                                     11,785,032
                                                                   ------------

              DRUGS & PHARMACEUTICALS--1.0%
  103,500     United Therapeutics Corporation* ................       5,979,195
                                                                   ------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS--.8%
  143,900     Multi-Fineline Electronix, Inc.* ................       4,776,040
                                                                   ------------

              ELECTRONICS AND SEMI-CONDUCTOR
                COMPONENTS--.8%
  140,800     Netlogic Microsystems Inc.* .....................       4,540,800
                                                                   ------------

              ENERGY EQUIPMENT & SERVICES--1.4%
   97,050     Dril-Quip Inc. ..................................       8,000,801
                                                                   ------------

              ENERGY--1.3%
  150,850     Veritas DGC Inc.* ...............................       7,780,842
                                                                   ------------

              FINANCIAL INFORMATION SERVICES--1.1%
  116,900     GFI Group Inc.* .................................       6,306,755
                                                                   ------------

              FINANCIAL SERVICES--.8%
  122,400     International Securities Exchange, Inc. Cl. A ...       4,659,768
                                                                   ------------

              FOOD & BEVERAGES--1.2%
  260,950     Hain Celestial Group Inc. (The)* ................       6,722,072
                                                                   ------------

              HEALTH CARE--.6%
  218,300     Gentiva Health Services Inc.* ...................       3,499,349
                                                                   ------------

              HEALTH CARE EQUIPMENT & SUPPLIES--5.5%
  153,500     ArthroCare Corporation* .........................       6,448,535
  139,950     Haemonetics Corporation* ........................       6,509,075
  141,850     Hologic, Inc.* ..................................       7,001,716
  196,550     Illumina, Inc.* .................................       5,829,673
  139,250     Ventana Medical Systems, Inc.* ..................       6,569,815
                                                                   ------------
                                                                     32,358,814
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED) (CONT'D)

================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                 VALUE
   ------                                                             -----

              HEALTH CARE PROVIDERS & SERVICES--4.7%
  247,200     Psychiatric Solutions, Inc.* ....................    $  7,084,751
  155,550     Sierra Health Services, Inc.* ...................       7,004,417
  102,650     Sunrise Senior Living Inc.* .....................       2,838,273
  138,250     VCA Antech, Inc.* ...............................       4,414,323
  125,200     WellCare Health Plans Inc.* .....................       6,141,060
                                                                   ------------
                                                                     27,482,824
                                                                   ------------

              HOTELS, RESTAURANTS & LEISURE--1.5%
  206,812     Applebee's International, Inc. ..................       3,974,927
  127,500     Orient-Express Hotels Ltd. Cl. A ................       4,952,100
                                                                   ------------
                                                                      8,927,027
                                                                   ------------

              INSURANCE--1.1%
  209,650     Ohio Casualty Corporation .......................       6,232,895
                                                                   ------------

              INTERNET & CATALOG RETAIL--1.1%
  223,100     Priceline.com Incorporated* .....................       6,661,766
                                                                   ------------

              INTERNET SOFTWARE & SERVICES--5.3%
  377,200     Allscripts Healthcare Solutions, Inc.* ..........       6,619,860
  305,900     DealerTrack Holdings Inc.* ......................       6,763,449
  435,100     Jupitermedia Corporation* .......................       5,656,300
  403,900     Omniture Inc.* ..................................       2,944,431
  313,316     Openwave Systems, Inc.* .........................       3,615,667
  150,700     WebEx Communications, Inc.* .....................       5,355,878
                                                                   ------------
                                                                     30,955,585
                                                                   ------------

              IT SERVICES--2.0%
  166,800     SRA International, Inc.* ........................       4,441,884
  261,350     Wright Express Corp.* ...........................       7,511,199
                                                                   ------------
                                                                     11,953,083
                                                                   ------------

              LEISURE & ENTERTAINMENT--1.2%
  250,650     WMS Industries Inc.* ............................       6,865,304
                                                                   ------------

              LEISURE EQUIPMENT & PRODUCTS--1.1%
  136,850     LIFE TIME FITNESS, Inc.* ........................       6,332,050
                                                                   ------------

              MACHINERY--4.7%
  115,250     Actuant Corporation Cl. A .......................       5,756,738
  139,250     Bucyrus International, Inc. Cl. A ...............       7,032,125
  118,500     ESCO Technologies Inc.* .........................       6,333,825
  210,100     Gardner Denver Inc.* ............................       8,088,850
                                                                   ------------
                                                                     27,211,538
                                                                   ------------

              MEDIA--3.4%
   95,200     Focus Media Holding Limited ADR*# ...............       6,203,232
  231,700     NeuStar, Inc. Cl. A* ............................       7,819,875
  358,500     World Wrestling Entertainment, Inc. Cl. A .......       6,055,065
                                                                   ------------
                                                                     20,078,172
                                                                   ------------

              METALS--1.0%
  266,700     RBC Bearings, Inc. * ............................    $  6,054,090
                                                                   ------------

              METALS & MINING--1.8%
4,417,400     Breakwater Resources, Ltd.* .....................       4,947,488
1,803,600     Paladin Resources Limited* ......................       5,546,070
                                                                   ------------
                                                                     10,493,558
                                                                   ------------

              OIL AND GAS EXPLORATION SERVICES--.9%
  408,250     Petrobank Energy and Resources Ltd.* ............       5,515,458
                                                                   ------------

              OIL & GAS--4.6%
  109,350     Carrizo Oil & Gas, Inc.* ........................       3,423,748
  105,650     Giant Industries, Inc.* .........................       7,031,008
  623,800     Grey Wolf, Inc.* ................................       4,803,260
  126,900     Holly Corporation ...............................       6,116,580
  133,610     TODCO Cl. A* ....................................       5,457,969
                                                                   ------------
                                                                     26,832,565
                                                                   ------------

              PHARMACEUTICALS--1.0%
  133,850     Adams Respiratory Therapeutics, Inc.* ...........       5,972,387
                                                                   ------------

              REAL ESTATE--1.0%
   69,500     Jones Lang LaSalle Incorporated .................       6,084,725
                                                                   ------------

              RESTAURANTS--1.2%
  282,750     McCormick & Schmick's Seafood
                Restaurants, Inc.* ............................       6,729,450
                                                                   ------------

              RETAIL--1.2%
  178,850     Phillips-Van Heusen Corporation .................       6,824,916
                                                                   ------------

              ROAD & RAIL--1.1%
  136,100     Landstar Systems, Inc. ..........................       6,428,003
                                                                   ------------

              SEMICONDUCTOR CAPITAL EQUIPMENT--2.1%
  166,250     FormFactor Inc.* ................................       7,419,737
  156,640     SiRF Technology Holdings, Inc.* .................       5,046,941
                                                                   ------------
                                                                     12,466,678
                                                                   ------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.7%
  238,100     ATMI, Inc.* .....................................       5,862,022
  265,400     Microsemi Corporation* ..........................       6,470,452
  169,200     Tessera Technologies Inc.* ......................       4,653,000
  231,400     Trident Microsystems, Inc.* .....................       4,391,972
                                                                   ------------
                                                                     21,377,446
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED) (CONT'D)

================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                 VALUE
   ------                                                             -----

              SOFTWARE--3.6%
  320,650     Quest Software, Inc.* ...........................    $  4,501,926
  534,600     Synchronoss Technologies Inc.* ..................       4,640,328
  637,300     Tibco Software Inc.* ............................       4,492,965
  246,800     VeriFone Holdings Inc.* .........................       7,522,464
                                                                   ------------
                                                                     21,157,683
                                                                   ------------

              SPECIALTY RETAIL--2.6%
  180,150     Aeropostale, Inc.* ..............................       5,204,534
   92,400     AnnTaylor Stores Corporation* ...................       4,008,312
  157,300     DSW Inc. Cl. A* .................................       5,728,866
                                                                   ------------
                                                                     14,941,712
                                                                   ------------

              TEXTILES, APPAREL & LUXURY GOODS--1.0%
  151,900     Deckers Outdoor Corporation* ....................       5,857,264
                                                                   ------------

              THRIFTS & MORTGAGE FINANCE--1.2%
  421,900     Flagstar Bancorp, Inc. ..........................       6,733,524
                                                                   ------------

              WIRELESS TELECOMMUNICATION
                SERVICES--1.5%
  331,550     SBA Communications Corporation Cl. A* ...........       8,666,717
                                                                   ------------

              TOTAL COMMON STOCKS
                (COST $481,375,257) ...........................     580,262,850
                                                                   ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--.8%                             VALUE
  ---------                                                           -----

              U.S. AGENCY OBLIGATIONS
$4,506,000    Federal Home Loan Banks, 4.65%, 7/3/06
                (Cost $4,504,836) .............................    $  4,504,836
                                                                   ------------

TOTAL INVESTMENTS
  (COST $485,880,093) (A) ............................     99.9%    584,767,686
Other Assets in Excess of Liabilities ................      0.1         619,433
                                                          -----    ------------
NET ASSETS ...........................................    100.0%   $585,387,119
                                                          =====    ============

--------------------------------------------------------------------------------
  * Non-income producing security.

  # American Depositary Receipts.

(a) At June 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $486,037,768 amounted to $98,729,918 which consisted of aggregate gross unrealized appreciation of $114,710,410 and aggregate gross unrealized depreciation of $15,980,492.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

================================================================================

   SHARES     COMMON STOCKS--94.7%                                    VALUE
   ------                                                             -----

              AEROSPACE & DEFENSE--4.7%
   55,150     BE Aerospace, Inc.* .............................    $  1,260,729
   29,600     United Technologies Corporation .................       1,877,232
                                                                   ------------
                                                                      3,137,961
                                                                   ------------

              CAPITAL MARKETS--4.3%
   11,650     Legg Mason, Inc. ................................       1,159,408
   16,400     Morgan Stanley ..................................       1,036,644
   15,000     National Financial Partners Corporation .........         664,650
                                                                   ------------
                                                                      2,860,702
                                                                   ------------

              COMMERCIAL BANKS--5.5%
   31,100     Bank of America Corporation .....................       1,495,910
   13,850     Cullen/Frost Bankers, Inc. ......................         793,605
   26,550     Wachovia Corporation ............................       1,435,824
                                                                   ------------
                                                                      3,725,339
                                                                   ------------

              COMMUNICATION EQUIPMENT--4.3%
   34,400     Cisco Systems, Inc.* ............................         671,832
   51,450     Motorola, Inc. ..................................       1,036,718
   15,900     QUALCOMM Inc. ...................................         637,113
    7,500     Research In Motion Limited* .....................         523,275
                                                                   ------------
                                                                      2,868,938
                                                                   ------------

              COMPUTERS & PERIPHERALS--1.9%
   74,350     Mobility Electronics, Inc.* .....................         539,781
   33,300     Seagate Technology ..............................         753,912
                                                                   ------------
                                                                      1,293,693
                                                                   ------------

              DIVERSIFIED FINANCIAL SERVICES--1.7%
   17,100     Lehman Brothers Holdings Inc. ...................       1,114,065
                                                                   ------------

              DIVERSIFIED TELECOMMUNICATION
                SERVICES--3.7%
   28,200     ALLTEL Corporation ..............................       1,800,006
   23,900     AT&T Corp. ......................................         666,571
                                                                   ------------
                                                                      2,466,577
                                                                   ------------

              ELECTRONICS--1.7%
   56,350     Nintendo Co., Ltd. ADR# .........................       1,183,045
                                                                   ------------

              ENERGY EQUIPMENT & SERVICES--6.0%
   15,600     Diamond Offshore Drilling Inc. ..................       1,309,308
   21,650     National-Oilwell Varco Inc.* ....................       1,370,878
   17,100     Transocean Inc.* ................................       1,373,472
                                                                   ------------
                                                                      4,053,658
                                                                   ------------

              ENGINEERING--.5%
    3,800     Fluor Corp. .....................................         353,133
                                                                   ------------

              FINANCIAL INFORMATION SERVICES--2.1%
   41,300     Genworth Financial Inc. Cl. A ...................       1,438,891
                                                                   ------------

              FINANCIAL SERVICES--1.2%
   62,250     Hudson City Bancorp Inc. ........................         829,792
                                                                   ------------

              FOOD & STAPLES RETAILING--2.3%
   51,600     CVS Corporation .................................       1,584,120
                                                                   ------------

              HEALTH CARE--1.8%
   16,650     WellPoint Inc.* .................................       1,211,620
                                                                   ------------

              HEALTH CARE EQUIPMENT & SUPPLIES--.7%
    8,450     Zimmer Holdings, Inc.* ..........................         479,284
                                                                   ------------

              HEALTH CARE PROVIDERS & SERVICES--2.0%
   30,550     UnitedHealth Group Incorporated .................       1,368,029
                                                                   ------------

              HOTELS, RESTAURANTS & LEISURE--2.2%
   23,950     Orient-Express Hotels Ltd. Cl. A ................         930,218
    7,200     Wynn Resorts, Limited* ..........................         527,760
                                                                   ------------
                                                                      1,457,978
                                                                   ------------

              HOUSEHOLD PRODUCTS--2.6%
   31,416     Procter & Gamble Company ........................       1,746,730
                                                                   ------------

              INDUSTRIAL CONGLOMERATES--3.4%
   68,250     General Electric Company ........................       2,249,520
                                                                   ------------

              INSURANCE--1.7%
   19,000     American International Group, Inc. ..............       1,121,950
                                                                   ------------

              INTERNET & CATALOG RETAIL--1.7%
   37,750     eBay Inc.* ......................................       1,105,698
                                                                   ------------

              INTERNET SOFTWARE & SERVICES--4.8%
   35,879     DealerTrack Holdings Inc.* ......................         793,284
    1,650     Google Inc. Cl. A* ..............................         691,895
   53,050     Yahoo! Inc.* ....................................       1,750,650
                                                                   ------------
                                                                      3,235,829
                                                                   ------------

              MACHINERY--4.0%
   16,850     Caterpillar Inc. ................................       1,254,988
    6,450     Joy Global Inc. .................................         335,981
   11,150     Terex Corporation* ..............................       1,100,505
                                                                   ------------
                                                                      2,691,474
                                                                   ------------

              MEDIA--5.3%
   70,450     News Corporation Cl. A ..........................       1,351,231
   29,500     World Wrestling Entertainment, Inc. Cl. A .......         498,255
  115,000     XM Satellite Radio Holdings Inc. Cl. A* .........       1,684,750
                                                                   ------------
                                                                      3,534,236
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED) (CONT'D)

================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                 VALUE
   ------                                                             -----

   38,200     Companhia Vale do Rio Doce (CVRD) ADR# ..........    $    918,328
   12,050     Freeport-McMoRan Copper & Gold, Inc. Cl. B ......         667,691
   10,200     Inco Limited ....................................         672,180
    8,450     Phelps Dodge Corporation ........................         694,252
                                                                   ------------
                                                                      2,952,451
                                                                   ------------

              OIL & GAS--6.3%
   24,650     Exxon Mobil Corporation .........................       1,512,278
   26,200     Sasol Ltd. ADR# .................................       1,012,368
   25,200     Valero Energy Corporation .......................       1,676,304
                                                                   ------------
                                                                      4,200,950
                                                                   ------------

              RESTAURANTS--1.6%
   32,050     McDonald's Corp. ................................       1,076,880
                                                                   ------------

              ROAD & RAIL--1.0%
    8,400     Burlington Northern Santa Fe Corporation ........         665,700
                                                                   ------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.1%
   23,150     Broadcom Corporation Cl. A * ....................         695,657
   19,350     Marvell Technology Group Ltd.* ..................         857,786
   22,250     Rambus Inc.* ....................................         507,523
   46,550     Tessera Technologies Inc.* ......................       1,280,125
   23,800     Texas Instruments Incorporated ..................         720,902
                                                                   ------------
                                                                      4,061,993
                                                                   ------------

              SOFTWARE--2.9%
   82,400     Microsoft Corporation ...........................       1,919,920
                                                                   ------------

              TOBACCO--2.3%
   20,850     Altria Group, Inc. ..............................       1,531,016
                                                                   ------------

              TOTAL COMMON STOCKS
                (COST $62,216,468) ............................      63,521,172
                                                                   ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--5.8%                            VALUE
  ---------                                                           -----

              U.S. AGENCY OBLIGATIONS
$3,879,000    Federal Home Loan Banks, 4.65%, 7/3/06
                (Cost $3,877,998) .............................    $  3,877,998
                                                                   ------------

TOTAL INVESTMENTS
  (COST $66,094,466) (A) .............................    100.5%     67,399,170
Liabilities in Excess of Other Assets ................     (0.5)       (303,117)
                                                          -----    ------------
NET ASSETS ...........................................    100.0%   $ 67,096,053
                                                          =====    ============


--------------------------------------------------------------------------------
  * Non-income producing security.

  # American Depositary Receipts.

(a) At June 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $66,180,339 amounted to $1,218,831 which consisted of aggregate gross unrealized appreciation of $5,633,366 and aggregate gross unrealized depreciation of $4,414,535.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

================================================================================

    SHARES    COMMON STOCKS--61.7%                                    VALUE
    ------                                                            -----

              AEROSPACE & DEFENSE--1.2%
   42,100     Boeing Company ..................................    $  3,448,411
                                                                   ------------

              BIOTECHNOLOGY--1.9%
   77,500     Biogen Idec Inc.* ...............................       3,590,575
   35,300     Gilead Sciences, Inc. ...........................       2,088,348
                                                                   ------------
                                                                      5,678,923
                                                                   ------------

              CAPITAL MARKETS--3.4%
   27,100     Bear Stearns Companies Inc. .....................       3,796,168
   24,200     Goldman Sachs Group, Inc. .......................       3,640,406
   27,000     Legg Mason, Inc. ................................       2,687,040
                                                                   ------------
                                                                     10,123,614
                                                                   ------------

              CHEMICALS--.9%
   42,900     Air Products and Chemicals, Inc. ................       2,742,168
                                                                   ------------

              COMMERCIAL BANKS--.7%
   40,200     Bank of America Corporation .....................       1,933,620
                                                                   ------------

              COMMUNICATION EQUIPMENT--1.8%
  177,600     Cisco Systems, Inc.* ............................       3,468,528
   28,800     Research In Motion Limited* .....................       2,009,376
                                                                   ------------
                                                                      5,477,904
                                                                   ------------

              COMPUTERS & PERIPHERALS--3.8%
   76,900     Apple Computer, Inc.* ...........................       4,392,528
   77,300     Memc Electronic Materials, Inc.* ................       2,898,750
   39,650     Network Appliance, Inc.* ........................       1,399,645
  108,600     Seagate Technology ..............................       2,458,704
                                                                   ------------
                                                                     11,149,627
                                                                   ------------

              DIVERSIFIED FINANCIAL SERVICES--1.5%
   31,100     NYSE Group Inc.* ................................       2,129,728
   29,500     Prudential Financial, Inc. ......................       2,292,150
                                                                   ------------
                                                                      4,421,878
                                                                   ------------

              DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
   22,400     ALLTEL Corporation ..............................       1,429,792
  592,800     Level 3 Communication Inc.* .....................       2,632,032
                                                                   ------------
                                                                      4,061,824
                                                                   ------------

              ELECTRIC UTILITIES--.6%
   31,900     Exelon Corporation ..............................       1,812,877
                                                                   ------------

              ELECTRONIC EQUIPMENT &
                INSTRUMENTS--1.3%
   45,400     Emerson Electric Co. ............................       3,804,974
                                                                   ------------

              ENERGY EQUIPMENT & SERVICES--4.4%
   52,200     National-Oilwell Varco Inc.* ....................       3,305,304
   63,500     Schlumberger Limited ............................       4,134,485
   47,200     Transocean Inc.* ................................       3,791,104
   38,900     Weatherford International Ltd.* .................       1,930,218
                                                                   ------------
                                                                     13,161,111
                                                                   ------------

              FINANCIAL SERVICES--.9%
  291,800     Hong Kong Exchanges & Clearing Limited ..........       1,876,584
   41,198     London Stock Exchange PLC .......................         866,755
                                                                   ------------
                                                                      2,743,339
                                                                   ------------

              FOOD & STAPLES RETAILING--1.0%
   99,200     CVS Corporation .................................       3,045,440
                                                                   ------------

              FOOD PRODUCTS--1.0%
   74,200     Archer-Daniels-Midland Company ..................       3,062,976
                                                                   ------------

              FREIGHT & LOGISTICS--1.3%
   33,000     FedEx Corp. .....................................       3,856,380
                                                                   ------------

              HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
   55,400     St. Jude Medical, Inc.* .........................       1,796,068
   41,900     Zimmer Holdings, Inc.* ..........................       2,376,568
                                                                   ------------
                                                                      4,172,636
                                                                   ------------

              HEALTH CARE PROVIDERS & SERVICES--3.3%
   89,900     Aetna Inc. ......................................       3,589,707
   60,500     Medco Health Solutions, Inc.* ...................       3,465,440
  373,800     Tenet Healthcare Corporation* ...................       2,609,124
                                                                   ------------
                                                                      9,664,271
                                                                   ------------

              HOTELS, RESTAURANTS & LEISURE--1.4%
   58,500     Wynn Resorts, Limited* ..........................       4,288,050
                                                                   ------------

              INDUSTRIAL CONGLOMERATES--.6%
   54,700     General Electric Company ........................       1,802,912
                                                                   ------------

              INSURANCE--.9%
   30,400     Hartford Financial Services Group, Inc. (The) ...       2,571,840
                                                                   ------------

              INTERNET & CATALOG RETAIL--1.8%
  119,500     eBay Inc.* ......................................       3,500,155
   70,400     Netflix Inc.* ...................................       1,915,584
                                                                   ------------
                                                                      5,415,739
                                                                   ------------

              INTERNET SOFTWARE & SERVICES--4.5%
   13,500     Google Inc. Cl. A* ..............................       5,660,955
  227,300     Yahoo! Inc.* ....................................       7,500,900
                                                                   ------------
                                                                     13,161,855
                                                                   ------------

              MACHINERY--1.3%
   50,400     Caterpillar Inc. ................................       3,753,792
                                                                   ------------

              MEDIA--1.9%
  379,050     XM Satellite Radio Holdings Inc. Cl. A* .........       5,553,083
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED) (CONT'D)

================================================================================

    SHARES    COMMON STOCKS--(CONT'D)                                 VALUE
    ------                                                            -----

              METALS & MINING--4.6%
  113,200     Freeport-McMoRan Copper & Gold, Inc. Cl. B ......    $  6,272,412
   21,500     Inco Limited ....................................       1,416,850
   52,100     Peabody Energy Corporation ......................       2,904,575
  112,700     Vedanta Resources PLC ...........................       2,840,599
                                                                   ------------
                                                                     13,434,436
                                                                   ------------

              MULTILINE RETAIL--1.1%
   91,400     Federated Department Stores, Inc. ...............       3,345,240
                                                                   ------------

              OIL & GAS--1.9%
   83,900     Valero Energy Corporation .......................       5,581,028
                                                                   ------------

              ROAD & RAIL--.6%
   23,800     Burlington Northern Santa Fe Corporation ........       1,886,150
                                                                   ------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.6%
  189,500     Freescale Semiconductor Inc. Cl. A* .............       5,495,500
  115,600     Marvell Technology Group Ltd.* ..................       5,124,548
                                                                   ------------
                                                                     10,620,048
                                                                   ------------

              SOFTWARE--.9%
  117,600     Microsoft Corporation ...........................       2,740,080
                                                                   ------------

              TEXTILES, APPAREL & LUXURY GOODS--.7%
   65,800     Coach, Inc.* ....................................       1,967,420
                                                                   ------------

              TOBACCO--1.9%
   76,600     Altria Group, Inc. ..............................       5,624,738
                                                                   ------------

              TRANSPORTATION--1.5%
   46,500     Textron Inc. ....................................       4,286,370
                                                                   ------------

              WIRELESS TELECOMMUNICATION SERVICES--.7%
   35,900     NII Holdings Inc. Cl. B* ........................       2,024,042
                                                                   ------------

              TOTAL COMMON STOCKS
                (COST $182,807,923) ...........................     182,418,796
                                                                   ------------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS--17.4%                                  VALUE
  ---------                                                           -----

              AEROSPACE & DEFENSE--.3%
$ 827,367     Systems 2001 Asset Trust Cl. G, 6.664%,
                9/15/13 .......................................         851,956
                                                                   ------------

              AEROSPACE & DEFENSE--.4%
1,090,000     Alliant Techsystems Inc., 6.75%, 4/1/16 .........       1,051,850
                                                                   ------------

              AUTO EQUIPMENT & SERVICES--.2%
  622,000     Tenneco Inc., 8.625%, 11/15/14(a) ...............         623,555
                                                                   ------------

              AUTOMOTIVE--1.0%
1,590,000     Honda Auto Receivables Owner Trust, 5.07%,
                2/18/10 .......................................       1,577,661
1,250,000     Nissan Auto Receivables Owner Trust,
                4.74%, 9/15/09 ................................       1,234,157
                                                                   ------------
                                                                      2,811,818
                                                                   ------------

              BEVERAGES--.2%
  615,000     Sabmiller PLC, 5.7998%, 7/1/09(a) ...............         614,496
                                                                   ------------

              BUSINESS SERVICES--.3%
1,000,000     Preferred Term XXI, 5.71%, 3/22/38(a) ...........         974,720
                                                                   ------------

              CAPITAL MARKETS--.6%
  650,000     J.P. Morgan Chase & Co., 5.60%, 6/1/11 ..........         645,969
1,100,000     Lehman Brothers Holdings, 5.75%, 5/17/13 ........       1,084,505
                                                                   ------------
                                                                      1,730,474
                                                                   ------------

              COMMERCIAL BANKS--1.1%
1,575,000     Associates Corp. North America, 6.95%,
                11/1/18 .......................................       1,694,070
1,762,000     First Tennessee Bank, 5.65%, 4/1/16 .............       1,702,007
                                                                   ------------
                                                                      3,396,077
                                                                   ------------

              ELECTRIC UTILITIES--.2%
  590,000     General Electric Capital Corp., 5.50%, 4/28/11 ..         586,180
                                                                   ------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS--.4%
1,100,000     GE Equipment Small Ticket, 4.875%,
                10/22/09(a) ...................................       1,088,545
                                                                   ------------

              ELECTRONICS--.2%
  650,000     Centerpoint Energy Transition Bond Company,
                4.97%, 8/1/14 .................................         635,981
                                                                   ------------

              ENERGY--.6%
1,810,000     Encana Holdings Financial Corp.,
                5.80%, 5/1/14 .................................       1,772,708
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED) (CONT'D)

================================================================================

  PRINCIPAL
   AMOUNT     CORPORATE BONDS--(CONT'D)                               VALUE
  ---------                                                           -----

              FINANCE--1.4%
$1,900,000    Merrill Lynch Mortgage Trust, 4.855%, 10/12/41 ..    $  1,772,957
1,600,000     Merrill Lynch Mortgage Trust, 5.84%, 5/12/39 ....       1,583,523
  673,000     Residential Capital, 6.50%, 4/17/13 .............         661,338
                                                                   ------------
                                                                      4,017,818
                                                                   ------------

              FINANCIAL SERVICES--3.0%
1,900,000     Citibank Credit Card Issuance Trust, 5.70%,
                5/15/13 .......................................       1,879,822
  650,000     HSBC Bank USA, 5.625%, 8/15/35 ..................         575,661
1,350,000     Jefferies Group, Inc., 6.25%, 1/15/36 ...........       1,236,013
1,900,000     JP Morgan Chase Commercial Mortgage
                SEC CO 5.875%, 4/15/45 ........................       1,896,580
1,700,000     Morgan Stanley Aces SPC,
                6.083%, 9/20/13(a) ............................       1,696,600
1,670,000     Washington Mutual Bank Floating Rate Note,
                5.593%, 5/20/13 ...............................       1,671,555
                                                                   ------------
                                                                      8,956,231
                                                                   ------------

              GAS UTILITIES--.3%
1,000,000     Kinder Morgan Energy Partners, L.P.,
                5.80%, 3/15/35 ................................         856,076
                                                                   ------------

              HEALTH CARE PROVIDERS & SERVICES--.5%
  547,000     Aetna Inc., 6.00%, 6/15/16 ......................         540,068
  945,000     Omnicare, Inc., 6.75%, 12/15/13 .................         904,838
                                                                   ------------
                                                                      1,444,906
                                                                   ------------

              HOTELS, RESTAURANTS & LEISURE--.3%
  671,000     Boyd Gaming Corp., 7.125%, 2/1/16 ...............         651,709
  315,000     MGM MIRAGE, 6.75%, 4/1/13(a) ....................         302,006
                                                                   ------------
                                                                        953,715
                                                                   ------------

              INSURANCE--.9%
  350,000     AmerUs Group, 6.583%, 5/16/11 ...................         351,316
1,850,000     Franklin Auto Trust Series 2005-1,
                4.91%, 4/20/10 ................................       1,832,674
  490,000     The Chubb Corporation, 4.934%, 11/16/07 .........         485,183
                                                                   ------------
                                                                      2,669,173
                                                                   ------------

              MACHINERY--.8%
1,300,000     CNH Equipment Trust, 5.20%, 8/16/10 .............       1,291,530
1,345,000     The Manitowoc Co., Inc., 7.125%, 11/1/13 ........       1,324,825
                                                                   ------------
                                                                      2,616,355
                                                                   ------------

              MEDIA--.7%
$1,800,000    Clear Channel Communications, Inc. ..............
                Senior Notes, 5.75%, 1/15/13 ..................       1,691,402
  284,000     Liberty Media Corporation Floating Rate Note,
                6.829%, 9/17/06 ...............................         284,951
                                                                   ------------
                                                                      1,976,353
                                                                   ------------

              METALS & MINING--.4%
1,250,000     Alcan Inc., 5.00%, 6/1/15 .......................       1,156,944
                                                                   ------------

              MISCELLANEOUS--.6%
1,700,000     Jefferson Valley Floating Rate, 6.34%,
                3/20/16(a) ....................................       1,696,345
                                                                   ------------

              MULTI-UTILITIES UNREGULATED POWER--.4%
1,210,204     PG&E Energy Recovery Funding, LLC.,
                4.85%, 6/25/11 ................................       1,197,827
                                                                   ------------

              OIL & GAS--.8%
  650,000     Inergy LP, 8.25%, 3/1/16 ........................         659,750
1,820,000     Shell International Financial, 5.625%, 6/27/11 ..       1,822,310
                                                                   ------------
                                                                      2,482,060
                                                                   ------------

              OIL AND GAS EXTRACTION--.5%
1,395,000     Enterprise Products Partners L.P.,
                6.875%, 3/1/33 ................................       1,368,121
                                                                   ------------

              REAL ESTATE--.3%
1,075,000     ProLogis, 5.75%, 4/1/16 .........................       1,038,176
                                                                   ------------

              SOFTWARE--.4%
1,300,000     Oracle Corporation, 5.25%, 1/15/16 ..............       1,219,691
                                                                   ------------

              TELEPHONES--.2%
  480,000     AT&T Inc. Floating Rate Note 5.26%, 5/15/08 .....         480,200
                                                                   ------------

              WIRELESS TELECOMMUNICATION SERVICES--.4%
1,190,000     Vodafone Group PLC, 5.50%, 6/15/11 ..............       1,163,588
                                                                   ------------

              TOTAL CORPORATE BONDS
                (COST $52,541,567) ............................      51,431,939
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED) (CONT'D)

================================================================================

  PRINCIPAL   U.S. GOVERNMENT & AGENCY
   AMOUNT       OBLIGATIONS--18.9%                                    VALUE
  ---------                                                           -----

              Federal Home Loan Banks,
$ 850,000       3.75%, 8/15/08 ................................    $    821,647
1,800,000       5.58%, 5/16/11 ................................       1,797,463
1,500,000       5.375%, 5/18/16 ...............................       1,483,209
              Federal Home Loan Mortgage Corporation,
2,350,000       4.50%, 11/15/11 ...............................       2,244,086
1,191,785       5.125%, 12/15/13 ..............................       1,158,325
1,021,777       5.50%, 11/15/14 ...............................       1,012,165
1,276,705       5.00%, 4/15/16 ................................       1,260,186
2,570,000       5.75%, 6/27/16 ................................       2,574,868
1,055,019       5.50%, 7/15/16 ................................       1,043,821
  776,440       5.00%, 8/15/16 ................................         758,652
1,935,954       5.75%, 12/15/18 ...............................       1,914,584
1,100,000       5.00%, 10/15/28 ...............................       1,063,672
1,845,000       5.50%, 10/15/31 ...............................       1,787,633
1,300,000       5.00%, 9/15/33 ................................       1,260,084
              Federal National Mortgage Association,
  500,000       6.96%, 4/2/07 .................................         505,123
1,200,000       5.15%, 9/21/07 ................................       1,194,414
1,380,000       3.25%, 8/15/08 ................................       1,320,286
2,100,000       4.75%, 8/25/08 ................................       2,070,881
1,500,000       4.75%, 4/19/10 ................................       1,459,502
1,045,285       6.00%, 1/25/15 ................................       1,047,027
1,890,000       6.00%, 6/25/16 ................................       1,881,873
1,371,040       5.00%, 4/1/18 .................................       1,323,833
1,350,000       5.00%, 1/25/20 ................................       1,319,125
1,913,332       5.75%, 9/25/20 ................................       1,889,708
  508,000       6.625%, 11/15/30 ..............................         577,099
1,800,000       6.00%, 4/25/35 ................................       1,771,151
              U.S. Treasury Bonds,
2,094,000       7.50%, 11/15/16 ...............................       2,477,466
1,000,000       5.25%, 11/15/28 ...............................         995,626
3,543,000       5.375%, 2/15/31 ...............................       3,605,282
              U.S. Treasury Notes,
2,000,000       3.75%, 3/31/07 ................................       1,978,126
  230,000       4.375%, 5/15/07 ...............................         228,311
1,385,000       3.00%, 11/15/07 ...............................       1,345,127
  132,000       3.125%, 9/15/08 ...............................         126,524
1,626,000       3.125%, 4/15/09 ...............................       1,542,796
4,100,000       3.50%, 11/15/09 ...............................       3,898,366
1,900,000       4.25%, 8/15/13 ................................       1,803,220
  900,000       4.25%, 11/15/14 ...............................         846,704
  640,000       4.50%, 2/15/16 ................................         609,100
                                                                   ------------

              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (COST $57,056,513) ............................      55,997,065
                                                                   ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--1.0%                            VALUE
  ---------                                                           -----

              U.S. AGENCY OBLIGATIONS
$3,047,000    Federal Home Loan Banks, 4.65%, 7/3/06
                (COST $3,046,213) .............................    $  3,046,213
                                                                   ------------

TOTAL INVESTMENTS
  (COST $295,452,216)(B) .............................     99.0%    292,894,013
Other Assets in Excess of Liabilities ................      1.0       2,879,089
                                                          -----    ------------
NET ASSETS ...........................................    100.0%   $295,773,102
                                                          =====    ============

--------------------------------------------------------------------------------
  * Non-income producing security.

  # American Depositary Receipts.

(a) Pursuant to Securites and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified instituitonal buyers. These securities are deemed to be liquid and represent 2.4% of net assets of the Portfolio.

(b) At June 30, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $296,609,641 amounted to $3,715,628 which consisted of aggregate gross unrealized appreciation of $6,817,757 and aggregate gross unrealized depreciation of $10,533,385.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

================================================================================

   SHARES     COMMON STOCKS--98.6%                                    VALUE
   ------                                                             -----

              AEROSPACE & DEFENSE--2.1%
  198,200     BE Aerospace, Inc.* .............................    $  4,530,852
  158,700     Hexcel Corporation* .............................       2,493,177
                                                                   ------------
                                                                      7,024,029
                                                                   ------------

              APPAREL--.1%
   10,500     J Crew Group Inc.* ..............................         288,225
                                                                   ------------

              BIOTECHNOLOGY--1.8%
   29,900     Cephalon, Inc.* .................................       1,796,990
   30,800     Gen-Probe Incorporated* .........................       1,662,584
   80,900     Myogen, Inc.* ...................................       2,346,100
                                                                   ------------
                                                                      5,805,674
                                                                   ------------

              CAPITAL MARKETS--1.2%
   46,345     Affiliated Managers Group, Inc.* ................       4,026,917
                                                                   ------------

              CASINOS & RESORTS--1.2%
  250,800     Bally Technologies Inc.* ........................       4,130,676
                                                                   ------------

              COMMERCIAL SERVICES & SUPPLIES--4.2%
  277,600     Net 1 UEPS Technologies, Inc.* ..................       7,592,360
  130,300     West Corporation* ...............................       6,242,673
                                                                   ------------
                                                                     13,835,033
                                                                   ------------

              COMMUNICATION EQUIPMENT--2.1%
  560,000     JDS Uniphase Corporation* .......................       1,416,800
   24,600     Research In Motion Limited* .....................       1,716,342
  784,750     Sonus Networks, Inc.* ...........................       3,884,513
                                                                   ------------
                                                                      7,017,655
                                                                   ------------

              COMPUTERS & PERIPHERALS--4.8%
   96,150     Apple Computer, Inc.* ...........................       5,492,088
   76,300     Memc Electronic Materials, Inc.* ................       2,861,250
   93,450     Network Appliance, Inc.* ........................       3,298,785
  185,900     Seagate Technology ..............................       4,208,776
                                                                   ------------
                                                                     15,860,899
                                                                   ------------

              CONSTRUCTION & ENGINEERING--2.5%
  182,425     McDermott International, Inc.* ..................       8,294,865
                                                                   ------------

              DIVERSIFIED FINANCIAL SERVICES--1.2%
   59,100     NYSE Group Inc.* ................................       4,047,168
                                                                   ------------

              DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
   84,189     Global Crossing Ltd.* ...........................       1,496,039
  621,300     Level 3 Communication Inc.* .....................       2,758,572
                                                                   ------------
                                                                      4,254,611
                                                                   ------------

              DRUGS & PHARMACEUTICALS--1.1%
   64,900     United Therapeutics Corporation* ................       3,749,273
                                                                   ------------

              ELECTRIC AND ELECTRONIC EQUIPMENT--1.5%
  106,250     Roper Industries, Inc. ..........................       4,967,188
                                                                   ------------

              ELECTRONICS--1.0%
  155,950     Nintendo Co., Ltd. ADR# .........................       3,274,108
                                                                   ------------


              ENERGY EQUIPMENT & SERVICES--3.9%
   75,550     Diamond Offshore Drilling Inc. ..................       6,340,911
  102,350     National-Oilwell Varco Inc.* ....................       6,480,802
    5,500     Verasun Energy Corp.* ...........................         144,320
                                                                   ------------
                                                                     12,966,033
                                                                   ------------

              ENGINEERING--1.8%
   73,900     Jacobs Engineering Group Inc.* ..................       5,885,396
                                                                   ------------

              FINANCIAL SERVICES--5.2%
   12,850     Chicago Mercantile Exchange Holdings Inc. .......       6,311,277
  282,300     Hong Kong Exchanges & Clearing Limited ..........       1,815,489
  311,000     Hudson City Bancorp Inc. ........................       4,145,630
  133,300     International Securities Exchange, Inc. Cl. A ...       5,074,731
                                                                   ------------
                                                                     17,347,127
                                                                   ------------

              HEALTH CARE EQUIPMENT & SUPPLIES--5.0%
   64,850     ArthroCare Corporation* .........................       2,724,348
   67,700     Hologic, Inc.* ..................................       3,341,672
   38,000     Intuitive Surgical, Inc.* .......................       4,482,860
   52,050     Mentor Corporation ..............................       2,264,175
  262,150     Thoratec Corporation* ...........................       3,636,021
                                                                   ------------
                                                                     16,449,076
                                                                   ------------

              HEALTH CARE PROVIDERS & SERVICES--8.3%
   91,750     Health Net Inc.* ................................       4,144,347
  220,400     HealthExtras, Inc.* .............................       6,660,488
   45,050     Medco Health Solutions, Inc.* ...................       2,580,464
  228,250     Psychiatric Solutions, Inc.* ....................       6,541,645
  610,750     Tenet Healthcare Corporation* ...................       4,263,035
   69,450     WellCare Health Plans Inc.* .....................       3,406,523
                                                                   ------------
                                                                     27,596,502
                                                                   ------------

              HOTELS, RESTAURANTS & LEISURE--2.8%
  107,050     Orient-Express Hotels Ltd. Cl. A ................       4,157,822
   69,300     Wynn Resorts, Limited* ..........................       5,079,690
                                                                   ------------
                                                                      9,237,512
                                                                   ------------

              INTERNET & CATALOG RETAIL--2.6%
    7,100     Gmarket Inc. ADR*# ..............................         109,127
  316,450     Netflix Inc.* ...................................       8,610,604
                                                                   ------------
                                                                      8,719,731
                                                                   ------------

              INTERNET SOFTWARE & SERVICES--4.5%
  332,450     Allscripts Healthcare Solutions, Inc.* ..........       5,834,497
   94,600     DealerTrack Holdings Inc.* ......................       2,091,606
   80,900     WebEx Communications, Inc.* .....................       2,875,186
  126,800     Yahoo! Inc.* ....................................       4,184,400
                                                                   ------------
                                                                     14,985,689
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED) (CONT'D)

================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                 VALUE
   ------                                                             -----

              IT SERVICES--2.6%
  165,050     SRA International, Inc.* ........................    $  4,395,282
  143,450     Wright Express Corp.* ...........................       4,122,753
                                                                   ------------
                                                                      8,518,035
                                                                   ------------

              LEISURE EQUIPMENT & PRODUCTS--.9%
   63,100     UbiSoft Entertainment SA* .......................       3,047,905
                                                                   ------------

              MACHINERY--6.1%
   84,400     ESCO Technologies Inc.* .........................       4,511,180
   98,450     Terex Corporation* ..............................       9,717,015
  145,750     Trinity Industries, Inc. ........................       5,888,300
                                                                   ------------
                                                                     20,116,495
                                                                   ------------

              MEDIA--3.0%
   12,100     Focus Media Holding Limited ADR*# ...............         788,436
  632,050     XM Satellite Radio Holdings Inc. Cl. A* .........       9,259,533
                                                                   ------------
                                                                     10,047,969
                                                                   ------------

              METALS & MINING--5.2%
   49,350     Inco Limited ....................................       3,252,165
1,014,950     Paladin Resources Limited* ......................       3,120,971
   93,500     Peabody Energy Corporation ......................       5,212,625
  227,700     Vedanta Resources PLC ...........................       5,739,364
                                                                   ------------
                                                                     17,325,125
                                                                   ------------

              OIL & GAS--3.1%
  113,600     Denbury Resources Inc.* .........................       3,597,712
  102,800     Valero Energy Corporation .......................       6,838,256
                                                                   ------------
                                                                     10,435,968
                                                                   ------------

              OIL CRUDE PRODUCERS--.5%
   73,350     Parallel Petroleum Corporation* .................       1,812,478
                                                                   ------------

              REAL ESTATE--1.8%
   68,800     Jones Lang LaSalle Incorporated .................       6,023,440
                                                                   ------------

              SEMICONDUCTOR CAPITAL EQUIPMENT--1.4%
  144,900     SiRF Technology Holdings, Inc.* .................       4,668,678
                                                                   ------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.9%
   55,100     Freescale Semiconductor Inc. Cl. A* .............       1,597,900
  100,650     Ikanos Communications* ..........................       1,528,873
   91,400     Marvell Technology Group Ltd.* ..................       4,051,762
  217,450     Microsemi Corporation* ..........................       5,301,431
  256,450     Tessera Technologies Inc.* ......................       7,052,375
                                                                   ------------
                                                                     19,532,341
                                                                   ------------

              SOFTWARE--1.0%
  486,700     Tibco Software Inc.* ............................       3,431,235
                                                                   ------------

              SPECIALTY RETAIL--1.5%
   78,092     Gamestop Corp Cl. A* ............................       3,279,864
  102,200     Urban Outfitters, Inc.* .........................       1,787,478
                                                                   ------------
                                                                      5,067,342
                                                                   ------------

              TRANSPORTATION--.1%
    4,500     Textron Inc. ....................................         414,810
                                                                   ------------

              TRANSPORTATION BY AIR--1.0%
  106,200     UAL Corporation* ................................       3,294,324
                                                                   ------------

              WIRELESS TELECOMMUNICATION SERVICES
                SERVICES--4.3%
  156,850     NII Holdings Inc. Cl. B* ........................       8,843,203
  213,250     SBA Communications Corporation Cl. A* ...........       5,574,355
                                                                   ------------
                                                                     14,417,558
                                                                   ------------

              TOTAL COMMON STOCKS
                (COST $311,302,172) ...........................     327,917,090
                                                                   ------------


   CONTRACTS  PURCHASED OPTIONS--.1%
  ---------
              PUT OPTIONS
    1,308     Netflix Inc./December/27.5+
                (Cost $553,284) ...............................         470,880
                                                                   ------------

TOTAL INVESTMENTS
  (COST 311,855,456)(A) ..............................     98.7%   $328,387,970
Other Assets in Excess of Liabilities ................      1.3       4,415,148
                                                          -----    ------------
NET ASSETS ...........................................    100.0%   $332,803,118
                                                          =====    ============

--------------------------------------------------------------------------------
  * Non-income producing security.

  # American Depositary Receipts.

(a) At June 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $314,364,180 amounted to $14,023,790 which consisted of aggregate gross unrealized appreciation of $27,123,252 and aggregate gross unrealized depreciation of $13,099,462.

  + All of the security is pledged as collateral for options written.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF OPTIONS WRITTEN--JUNE 30, 2006 (UNAUDITED)

================================================================================

                                                    SHARES SUBJECT
  CONTRACTS                                             TO CALL        VALUE
  ---------                                         --------------     -----

              PUT OPTIONS WRITTEN
    1,308     Netflix Inc./December/22.5
                (Premiums Received $244,588) .......    130,800    $    199,469
                                                                   ------------


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

================================================================================


   SHARES     COMMON STOCKS--99.5%                                    VALUE
   ------                                                             -----

              AEROSPACE & DEFENSE--1.8%
  134,500     BE Aerospace, Inc.* .............................    $  3,074,670
   34,300     United Technologies Corporation .................       2,175,306
                                                                   ------------
                                                                      5,249,976
                                                                   ------------

              AIR FREIGHT & LOGISTICS--.2%
   25,100     UTI Worldwide, Inc. .............................         633,273
                                                                   ------------

              BIOTECHNOLOGY--2.7%
   46,200     Amgen Inc. ......................................       3,013,626
   42,600     Gilead Sciences, Inc. ...........................       2,520,216
   37,600     Myogen, Inc.* ...................................       1,090,400
   27,100     Vertex Pharmaceuticals Incorporated* ............         994,841
                                                                   ------------
                                                                      7,619,083
                                                                   ------------

              CAPITAL MARKETS--1.6%
   17,650     Bear Stearns Companies Inc. .....................       2,472,412
   21,800     Legg Mason, Inc. ................................       2,169,536
                                                                   ------------
                                                                      4,641,948
                                                                   ------------

              CHEMICALS--.4%
   37,900     Zoltek Companies, Inc.* .........................       1,132,831
                                                                   ------------

              COMMERCIAL BANKS--2.0%
  116,700     Bank of America Corporation .....................       5,613,270
                                                                   ------------

              COMMERCIAL SERVICES & SUPPLIES--.5%
   48,250     Net 1 UEPS Technologies, Inc.* ..................       1,319,638
                                                                   ------------

              COMMUNICATION EQUIPMENT--2.7%
   62,100     Comverse Technology, Inc.* ......................       1,227,717
  238,500     Motorola, Inc. ..................................       4,805,775
   40,350     QUALCOMM Inc. ...................................       1,616,825
                                                                   ------------
                                                                      7,650,317
                                                                   ------------

              COMPUTERS & PERIPHERALS--2.0%
  186,500     Mobility Electronics, Inc.* .....................       1,353,990
  117,500     Network Appliance, Inc.* ........................       4,147,750
   18,800     Palm, Inc.* .....................................         302,680
                                                                   ------------
                                                                      5,804,420
                                                                   ------------

              COMPUTER TECHNOLOGY--.5%
   34,200     NAVTEQ* .........................................       1,528,056
                                                                   ------------

              CONSTRUCTION & ENGINEERING--.6%
   34,700     McDermott International, Inc.* ..................       1,577,809
                                                                   ------------

              DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
  149,100     ALLTEL Corporation ..............................       9,517,053
                                                                   ------------

              DRUGS & PHARMACEUTICALS--.4%
   19,700     United Therapeutics Corporation* ................       1,138,069
                                                                   ------------

              ENERGY EQUIPMENT & SERVICES--2.0%
   48,200     National-Oilwell Varco Inc.* ....................       3,052,024
   34,600     Transocean Inc.* ................................       2,779,072
                                                                   ------------
                                                                      5,831,096
                                                                   ------------

              FINANCIAL INFORMATION SERVICES--3.1%
  121,300     Genworth Financial Inc. Cl. A ...................       4,226,092
   85,350     GFI Group Inc.* .................................       4,604,633
                                                                   ------------
                                                                      8,830,725
                                                                   ------------

              FINANCIAL SERVICES--1.2%
   31,800     International Securities Exchange, Inc. Cl. A ...       1,210,626
    4,850     Chicago Mercantile Exchange Holdings Inc. .......       2,382,078
                                                                   ------------
                                                                      3,592,704
                                                                   ------------

              FOOD & STAPLES RETAILING--2.9%
  273,800     CVS Corporation .................................       8,405,660
                                                                   ------------

              FREIGHT & LOGISTICS--1.0%
   23,800     FedEx Corp. .....................................       2,781,268
                                                                   ------------

              HEALTH CARE EQUIPMENT & SUPPLIES--2.6%
   65,600     Boston Scientific Corporation* ..................       1,104,704
   60,700     Hologic, Inc.* ..................................       2,996,152
   74,600     Ventana Medical Systems, Inc.* ..................       3,519,628
                                                                   ------------
                                                                      7,620,484
                                                                   ------------

              HEALTH CARE PROVIDERS & SERVICES--4.2%
  142,600     Aetna Inc. ......................................       5,694,018
   85,000     Health Net Inc.* ................................       3,839,450
   60,020     UnitedHealth Group Incorporated .................       2,687,696
                                                                   ------------
                                                                     12,221,164
                                                                   ------------

              HOTELS, RESTAURANTS & LEISURE--1.6%
   98,800     GTECH Holdings Corporation ......................       3,436,264
   31,050     MGM MIRAGE ......................................       1,266,840
                                                                   ------------
                                                                      4,703,104
                                                                   ------------

              HOUSEHOLD PRODUCTS--1.8%
   93,727     Procter & Gamble Company ........................       5,211,221
                                                                   ------------

              INDUSTRIAL CONGLOMERATES--1.9%
  167,000     General Electric Company ........................       5,504,320
                                                                   ------------

              INSURANCE--2.0%
   89,750     Endurance Specialty Holdings Limited ............       2,872,000
   33,800     Hartford Financial Services Group, Inc. (The) ...       2,859,480
                                                                   ------------
                                                                      5,731,480
                                                                   ------------

              INTERNET & CATALOG RETAIL--.7%
   72,500     eBay Inc.* ......................................       2,123,525
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED) (CONT'D)

================================================================================

   SHARES     COMMON STOCKS (CONT'D)                                  VALUE
   ------                                                             -----

              INTERNET SOFTWARE & SERVICES--6.4%
   79,100     DealerTrack Holdings Inc.* ......................    $  1,748,900
    4,400     Google Inc. Cl. A* ..............................       1,845,052
   66,350     Openwave Systems, Inc.* .........................         765,679
  424,850     Yahoo! Inc.* ....................................      14,020,050
                                                                   ------------
                                                                     18,379,681
                                                                   ------------

              IT SERVICES--.6%
   62,300     Wright Express Corp.* ...........................       1,790,502
                                                                   ------------

              MACHINERY--2.9%
   30,400     ESCO Technologies Inc.* .........................       1,624,880
   68,250     Terex Corporation* ..............................       6,736,275
                                                                   ------------
                                                                      8,361,155
                                                                   ------------

              MEDIA--3.3%
   63,850     Focus Media Holding Limited ADR*# ...............       4,160,466
  115,900     NeuStar, Inc. Cl. A* ............................       3,911,625
   97,550     XM Satellite Radio Holdings Inc. Cl. A* .........       1,429,108
                                                                   ------------
                                                                      9,501,199
                                                                   ------------

              METALS & MINING--2.1%
1,981,850     Breakwater Resources, Ltd.* .....................       2,219,672
  801,200     Paladin Resources Limited* ......................       2,463,690
   54,200     Vedanta Resources PLC ...........................       1,366,759
                                                                   ------------
                                                                      6,050,121
                                                                   ------------

              MULTILINE RETAIL--2.8%
  139,900     Federated Department Stores, Inc. ...............       5,120,340
   49,700     Kohl's Corporation* .............................       2,938,264
                                                                   ------------
                                                                      8,058,604
                                                                   ------------

              OIL AND GAS EXPLORATION SERVICES--.3%
   60,100     Petrobank Energy and Resources Ltd.* ............         811,951
                                                                   ------------

              OIL & GAS--7.5%
   31,300     Denbury Resources Inc.* .........................         991,271
   91,600     Exxon Mobil Corporation .........................       5,619,660
  225,700     Valero Energy Corporation .......................      15,013,564
                                                                   ------------
                                                                     21,624,495
                                                                   ------------

              PHARMACEUTICALS--2.4%
   39,750     Novartis AG ADR# ................................       2,143,320
  157,100     Salix Pharmaceuticals, Ltd.* ....................       1,932,330
   88,785     Teva Pharmaceutical Industries Ltd. ADR# ........       2,804,717
                                                                   ------------
                                                                      6,880,367
                                                                   ------------

              PHARMACEUTICAL PREPARATIONS--1.9%
  124,500     Adams Respiratory Therapeutics, Inc.* ...........       5,555,190
                                                                   ------------

              ROAD & RAIL--1.1%
   40,550     Burlington Northern Santa Fe Corporation ........       3,213,588
                                                                   ------------

              SEMICONDUCTOR CAPITAL EQUIPMENT--1.5%
   97,299     FormFactor Inc.* ................................       4,342,454
                                                                   ------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--9.0%
  198,850     Applied Micro Circuits Corporation* .............         542,860
  942,000     ATI Technologies Inc.* ..........................      13,753,200
   29,500     Marvell Technology Group Ltd.* ..................       1,307,735
  114,200     Microsemi Corporation* ..........................       2,784,196
  155,400     Tessera Technologies Inc.* ......................       4,273,500
  169,500     Trident Microsystems, Inc.* .....................       3,217,110
                                                                   ------------
                                                                     25,878,601
                                                                   ------------

              SOFTWARE--3.7%
  304,900     Microsoft Corporation ...........................       7,104,170
  113,900     VeriFone Holdings Inc.* .........................       3,471,672
                                                                   ------------
                                                                     10,575,842
                                                                   ------------

              SPECIALTY RETAIL--.8%
   87,400     PETsMART, Inc. ..................................       2,237,440
                                                                   ------------

              TEXTILES, APPAREL & LUXURY GOODS--.7%
   38,200     Polo Ralph Lauren Corporation Cl. A .............       2,097,180
                                                                   ------------

              TOBACCO--2.6%
  101,000     Altria Group, Inc. ..............................       7,416,430
                                                                   ------------

              TRANSPORTATION--2.6%
   79,700     Textron Inc. ....................................       7,346,746
                                                                   ------------

              WIRELESS TELECOMMUNICATION SERVICES--3.6%
   66,850     America Movil S.A. de C.V. Series L ADR# ........       2,223,431
  110,542     American Tower Corporation Cl. A* ...............       3,440,067
   80,700     NII Holdings Inc. Cl. B* ........................       4,549,866
                                                                   ------------
                                                                     10,213,364
                                                                   ------------
              TOTAL COMMON STOCKS
       qq     qq(COST $273,470,300) ...........................     286,317,404
                                                                   ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--1.2%
  --------


              U.S.  AGENCY  OBLIGATIONS
$135,426,000  Federal  Home Loan  Banks 4.65%, 7/3/06
       qq     qq(Cost $3,343,136) .............................    $  3,343,136
                                                                   ------------

TOTAL INVESTMENTS
  (COST $276,813,436)(A) .............................    100.7%    289,660,540
Liabilities in Excess of Other Assets ................     (0.7)     (1,888,180)
                                                          -----    ------------
NET ASSETS ...........................................    100.0%   $287,772,360
                                                          =====    ============

--------------------------------------------------------------------------------
  * Non-income producing security.

  # American Depositary Receipts.

(a) At June 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $276,908,079 amounted to $12,752,461 which consisted of aggregate gross unrealized appreciation of $22,739,185 and aggregate gross unrealized depreciation of $9,986,724.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)


JUNE 30, 2006
====================================================================================================================================

                                                                               ALGER
                                                                 ALGER       AMERICAN                      ALGER          ALGER
                                                  ALGER        AMERICAN       INCOME        ALGER        AMERICAN       AMERICAN
                                                AMERICAN         SMALL          AND       AMERICAN        MIDCAP        LEVERAGED
                                                 GROWTH     CAPITALIZATION    GROWTH      BALANCED        GROWTH         ALLCAP
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at value        $666,687,270   $584,767,686   $67,399,170   $292,894,013   $328,387,970   $289,660,540)
  (identified cost*)--see accompanying
     schedules of investments
  Cash                                                 --        246,017         1,966          2,240             --             --
  Cash-segregated                                   4,422             --            --             --          4,218             --
  Receivable for investment securities sold    40,082,919     11,530,583       538,517     10,081,408     18,378,814     15,963,596
  Receivable for shares of beneficial
    interest sold                                 315,974        332,045         3,808         26,173        626,728        238,462
  Interest and dividends receivable               728,455         96,112        69,119      1,136,968         49,173        249,438
  Prepaid expenses                                 38,470          3,958        19,142          5,895          7,103          4,835
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                            707,857,510    596,976,401    68,031,722    304,146,697    347,454,006    306,116,871
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for investment securities
    purchased                                  20,308,183     10,215,531       577,063      7,970,065     13,230,777     17,612,718
  Bank overdraft                                3,565,940             --            --             --        667,156          3,503
  Written options outstanding                     203,587             --            --             --        199,469             --
  Payable for shares of beneficial
    interest redeemed                           1,538,992        855,630       274,463        160,556        253,839        444,632
  Accrued investment management fees              422,416        402,447        34,109        181,244        211,214        195,594
  Accrued expenses                                172,208        115,674        50,034         61,730         88,433         88,064
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                        26,211,326     11,589,282       935,669      8,373,595     14,650,888     18,344,511
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                   $681,646,184   $585,387,119   $67,096,053   $295,773,102   $332,803,118   $287,772,360
====================================================================================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                          $1,005,937,477   $612,009,508   $99,899,252   $287,262,620   $295,408,224   $409,051,108
  Undistributed net investment
    income (accumulated loss)                   1,048,508     (1,876,621)      232,089      2,376,955       (811,380)       (35,127)
  Undistributed net realized gain
    (accumulated loss)                       (319,247,704)  (123,633,361)  (34,339,992)     8,691,730     21,628,641   (134,090,725)
  Net unrealized appreciation (depreciation)   (6,092,097)    98,887,593     1,304,704     (2,558,203)    16,577,633     12,847,104
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                   $681,646,184   $585,387,119   $67,096,053   $295,773,102   $332,803,118   $287,772,360
====================================================================================================================================
CLASS O
NET ASSET VALUE PER SHARE                          $38.04         $26.02         $9.79         $13.19         $18.87         $35.83
====================================================================================================================================
CLASS S
NET ASSET VALUE PER SHARE                          $37.77         $25.77         $9.84         $13.38         $18.65         $35.43
====================================================================================================================================
  Shares of beneficial interest
    outstanding--Note 5
CLASS O                                        17,554,282     19,990,106     6,851,726     19,934,646     16,938,771      7,389,127
====================================================================================================================================
CLASS S                                           366,488      2,529,032         1,069      2,458,742        703,458        649,777
====================================================================================================================================
*Identified cost                             $672,825,417   $485,880,093   $66,094,466   $295,452,216   $311,855,456   $276,813,436
====================================================================================================================================


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED JUNE 30, 2006
====================================================================================================================================

                                                                              ALGER
                                                                ALGER       AMERICAN                       ALGER           ALGER
                                                  ALGER       AMERICAN       INCOME          ALGER       AMERICAN        AMERICAN
                                                AMERICAN        SMALL          AND         AMERICAN       MIDCAP         LEVERAGED
                                                 GROWTH    CAPITALIZATION    GROWTH        BALANCED       GROWTH          ALLCAP
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
       Interest                              $    173,791   $    260,290   $    72,042   $  2,791,423   $    122,972   $     99,156
       Dividends (net of foreign
         withholding taxes*)                    4,076,895        665,529       484,073      1,068,296        750,974      1,397,764
------------------------------------------------------------------------------------------------------------------------------------
         Total Income                           4,250,636        925,819       556,115      3,859,719        873,946      1,496,920
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
       Management fees--Note 3(a)               2,973,404      2,567,376       226,907      1,200,171      1,502,542      1,334,604
       Custodian fees                              41,264         27,599         6,421         24,542         40,262         27,901
       Professional fees                           20,690         19,863         4,653         11,908          7,162         11,181
       Transfer agent fees                         35,582         43,187        47,460         43,249         40,925         69,466
       Printing fees                               91,800         66,050        35,380         33,295         66,195         54,610
       Distribution fees--Note 3(b)
         Class S                                   18,013         69,861            14         49,808         15,089         25,822
       Trustees' fees                                 992            992           992            992            992            992
       Miscellaneous                               19,838          7,512         1,754          5,184         12,159          7,471
------------------------------------------------------------------------------------------------------------------------------------
         Total Expenses                         3,201,583      2,802,440       323,581      1,369,149      1,685,326      1,532,047
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                 1,049,053     (1,876,621)      232,534      2,490,570       (811,380)       (35,127)
------------------------------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS, FOREIGN
     CURRENCY ANDOPTIONS
       Net realized gain on investments        45,498,644     56,185,939     3,643,054      9,846,642     25,602,868     34,337,279
       Net realized gain (loss) on
         foreign currency transactions             11,373             --            --          3,036         (2,733)            --
       Net realized gain (loss) on options        265,609             --            --             --     (1,307,352)            --
       Net change in unrealized appreciation
         (depreciation) on investments
         and foreign currency translations    (66,884,249)       473,668    (6,346,340)   (18,909,933)   (20,075,131)   (23,429,837)
       Net change in unrealized appreciation
         (depreciation) on options                    213             --            --             --        811,332             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized and unrealized gain (loss)
         on investments, foreign currency
         and options                          (21,108,410)    56,659,607    (2,703,286)    (9,060,255)     5,028,984     10,907,442
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $(20,059,357)  $ 54,782,986   $(2,470,752)  $ (6,569,685)  $  4,217,604   $ 10,872,315
====================================================================================================================================
   *Foreign withholding taxes                $         --   $         --   $        --   $         --   $      6,832   $      1,576
------------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2006
====================================================================================================================================

                                                                              ALGER
                                                                ALGER       AMERICAN                       ALGER           ALGER
                                                  ALGER       AMERICAN       INCOME          ALGER       AMERICAN        AMERICAN
                                                AMERICAN        SMALL          AND         AMERICAN       MIDCAP         LEVERAGED
                                                 GROWTH    CAPITALIZATION    GROWTH        BALANCED       GROWTH          ALLCAP
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 $  1,049,053   $ (1,876,621)  $   232,534   $  2,490,570   $   (811,380)  $    (35,127)
Net realized gain on investments, foreign
  currency transactions and options            45,775,626     56,185,939     3,643,054      9,849,678     24,292,783     34,337,279
Net change in unrealized appreciation
  (depreciation) on investments, foreign
  currency translations and options           (66,884,036)       473,668    (6,346,340)   (18,909,933)   (19,263,799)   (23,429,837)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (20,059,357)    54,782,986    (2,470,752)    (6,569,685)     4,217,604     10,872,315
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
  Net investment income
  Class O                                        (896,918)            --      (908,146)    (4,155,477)            --             --
  Class S                                              --             --          (112)      (404,093)            --             --
  Net realized gains
  Class O                                              --             --            --    (14,015,672)   (46,375,223)            --
  Class S                                              --             --            --     (1,726,857)    (1,754,889)            --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
  to shareholders                                (896,918)            --      (908,258)   (20,302,099)   (48,130,112)            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from shares of
  beneficial interest transactions:
  Class O                                    (151,537,703)   (40,327,816)   (6,306,095)    (5,494,168)    (7,391,331)   (44,083,972)
  Class S                                          48,719     18,908,611           112     (7,856,095)     4,139,874      4,686,882
------------------------------------------------------------------------------------------------------------------------------------
Net decrease from shares of beneficial
  interest transactions--Note 5              (151,488,984)   (21,419,205)   (6,305,983)   (13,350,263)    (3,251,457)   (39,397,090)
------------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)                (172,445,259)    33,363,781    (9,684,993)   (40,222,047)   (47,163,965)   (28,524,775)
Net Assets
  Beginning of period                         854,091,443    552,023,338    76,781,046    335,995,149    379,967,083    316,297,135
------------------------------------------------------------------------------------------------------------------------------------
  End of period                              $681,646,184   $585,387,119   $67,096,053   $295,773,102   $332,803,118   $287,772,360
====================================================================================================================================
  Undistributed net investment income
    (accumulated loss)                       $  1,048,508   $ (1,876,621)  $   232,089   $  2,376,955   $   (811,380)  $    (35,127)
====================================================================================================================================

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005
====================================================================================================================================

                                                                              ALGER
                                                                ALGER       AMERICAN                       ALGER           ALGER
                                                  ALGER       AMERICAN       INCOME          ALGER       AMERICAN        AMERICAN
                                                AMERICAN        SMALL          AND         AMERICAN       MIDCAP         LEVERAGED
                                                 GROWTH    CAPITALIZATION    GROWTH        BALANCED       GROWTH          ALLCAP
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 $    899,537   $ (2,254,606)  $   916,061   $  4,222,591   $ (2,040,079)  $   (336,618)
Net realized gain on investments and options  153,957,471     54,108,276     7,807,059     32,650,466     62,618,302     58,124,065
Net change in unrealized appreciation
  (depreciation) on investments and options   (53,083,162)    26,925,303    (6,129,722)   (10,357,963)   (20,036,553)   (11,579,064)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                             101,773,846     78,778,973     2,593,398     26,515,094     40,541,670     46,208,383
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
  Net investment income
  Class O                                      (2,231,180)            --      (947,291)    (4,826,274)            --             --
  Class S                                         (14,708)            --           (89)      (623,154)            --             --
  Net realized gains
  Class O                                              --             --            --             --    (17,950,220)            --
  Class S                                              --             --            --             --       (284,657)            --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
  to shareholders                              (2,245,888)            --      (947,380)    (5,449,428)   (18,234,877)            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from shares of beneficial interest transactions:
  Class O*                                   (286,858,415)   (48,665,211)  (18,429,471)   (35,627,151)  (135,417,608)  (126,082,841)
  Class S                                       3,446,994     15,340,180            89     (3,622,485)     5,574,067      2,063,932
------------------------------------------------------------------------------------------------------------------------------------
Net decrease from shares of
  beneficial interest transactions--Note 5   (283,411,421)   (33,325,031)  (18,429,382)   (39,249,636)  (129,843,541)  (124,018,909)
------------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)                (183,883,463)    45,453,942   (16,783,364)   (18,183,970)  (107,536,748)   (77,810,526)
Net Assets
  Beginning of year                         1,037,974,906    506,569,396    93,564,410    354,179,119    487,503,831    394,107,661
------------------------------------------------------------------------------------------------------------------------------------
  End of year                                $854,091,443   $552,023,338   $76,781,046   $335,995,149   $379,967,083   $316,297,135
====================================================================================================================================
  Undistributed net investment income
    (accumulated loss)                       $    896,373   $         --   $   907,813   $  4,445,955   $         --   $         --
====================================================================================================================================
* Includes securities redeemed-in-kind,
  at value                                  $(120,102,278)  $         --   $        --   $         --   $(100,844,585) $(74,200,551)
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
====================================================================================================================================

                                                    INCOME FROM INVESTMENT OPERATIONS
                                                    ---------------------------------

                                          NET ASSET       NET        NET REALIZED                                      DISTRIBUTIONS
                                           VALUE,     INVESTMENT    AND UNREALIZED     TOTAL FROM     DIVIDENDS FROM     FROM NET
                                         BEGINNING      INCOME        GAIN (LOSS)      INVESTMENT     NET INVESTMENT     REALIZED
                                          OF PERIOD      (LOSS)     ON INVESTMENTS     OPERATIONS         INCOME           GAINS
                                         -----------  -----------   ---------------   ------------    --------------   ------------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/06(i)(iii) .....    $39.24        $0.05         $ (1.20)        $ (1.15)          $(0.05)         $   --
  Year ended 12/31/05 ..................     35.12         0.03            4.17            4.20            (0.08)             --
  Year ended 12/31/04 ..................     33.29         0.07            1.76            1.83               --              --
  Year ended 12/31/03 ..................     24.63        (0.02)           8.68            8.66               --              --
  Year ended 12/31/02 ..................     36.77        (0.01)         (12.12)         (12.13)           (0.01)             --
  Year ended 12/31/01 ..................     47.27         0.01           (4.88)          (4.87)           (0.10)          (5.53)
  CLASS S
  Six months ended 6/30/06(i)(iii) .....    $38.96        $0.01         $ (1.20)        $ (1.19)          $   --          $   --
  Year ended 12/31/05 ..................     34.92        (0.06)           4.14            4.08            (0.04)             --
  Year ended 12/31/04 ..................     33.18         0.06            1.68            1.74               --              --
  Year ended 12/31/03 ..................     24.61        (0.05)           8.62            8.57               --              --
  Eight months ended 12/31/02(i)(ii) ...     33.28        (0.01)          (8.66)          (8.67)              --              --
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Six months ended 6/30/06(i)(iii) .....    $23.68       $(0.17)         $ 2.51          $ 2.34           $   --          $   --
  Year ended 12/31/05 ..................     20.26        (0.20)           3.62            3.42               --              --
  Year ended 12/31/04 ..................     17.38        (0.27)           3.15            2.88               --              --
  Year ended 12/31/03 ..................     12.21        (0.15)           5.32            5.17               --              --
  Year ended 12/31/02 ..................     16.55        (0.11)          (4.23)          (4.34)              --              --
  Year ended 12/31/01 ..................     23.49        (0.03)          (6.90)          (6.93)           (0.01)             --
  CLASS S
  Six months ended 6/30/06(i)(iii) .....    $23.47       $(0.04)         $ 2.34          $ 2.30           $   --          $   --
  Year ended 12/31/05 ..................     20.13        (0.06)           3.40            3.34               --              --
  Year ended 12/31/04 ..................     17.31        (0.08)           2.90            2.82               --              --
  Year ended 12/31/03 ..................     12.19        (0.15)           5.27            5.12               --              --
  Eight months ended 12/31/02(i)(ii) ...     16.02        (0.08)          (3.75)          (3.83)              --              --
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/06(i)(iii) .....    $10.28        $0.04         $ (0.40)        $ (0.36)          $(0.13)         $   --
  Year ended 12/31/05 ..................     10.05         0.13            0.21            0.34            (0.11)             --
  Year ended 12/31/04 ..................      9.37         0.10            0.63            0.73            (0.05)             --
  Year ended 12/31/03 ..................      7.24         0.05            2.11            2.16            (0.03)             --
  Year ended 12/31/02 ..................     10.57         0.02           (3.29)          (3.27)           (0.06)             --
  Year ended 12/31/01 ..................     13.26         0.05           (1.86)          (1.81)           (0.05)          (0.83)
  CLASS S
  Six months ended 6/30/06(i)(iii) .....    $10.32        $0.02         $ (0.39)        $ (0.37)          $(0.11)         $   --
  Year ended 12/31/05 ..................     10.08         0.07            0.25            0.32            (0.08)             --
  Year ended 12/31/04 ..................      9.41         0.07            0.63            0.70            (0.03)             --
  Year ended 12/31/03 ..................      7.27         0.03            2.12            2.15            (0.01)             --
  Eight months ended 12/31/02(i)(ii) ...      9.58         0.01           (2.32)          (2.31)              --              --
ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Six months ended 6/30/06(i)(iii) .....    $14.44        $0.13         $ (0.42)        $ (0.29)          $(0.22)         $(0.74)
  Year ended 12/31/05 ..................     13.55         0.20            0.92            1.12            (0.23)             --
  Year ended 12/31/04 ..................     13.16         0.19            0.40            0.59            (0.20)             --
  Year ended 12/31/03 ..................     11.29         0.19            1.94            2.13            (0.26)             --
  Year ended 12/31/02 ..................     13.08         0.20           (1.79)          (1.59)           (0.20)             --
  Year ended 12/31/01 ..................     13.77         0.18           (0.43)          (0.25)           (0.20)          (0.24)
  CLASS S
  Six months ended 6/30/06(i)(iii) .....    $14.61        $0.10         $ (0.42)        $ (0.32)          $(0.17)         $(0.74)
  Year ended 12/31/05 ..................     13.71         0.14            0.96            1.10            (0.20)             --
  Year ended 12/31/04 ..................     13.34         0.17            0.39            0.56            (0.19)             --
  Year ended 12/31/03 ..................     11.47         0.23            1.90            2.13            (0.26)             --
  Eight months ended 12/31/02(i)(ii) ...     12.50         0.02           (1.05)          (1.03)              --              --

  (i) Ratios have been annualized; total return has not been annualized.

 (ii) Commenced operations May 1, 2002.

(iii) Unaudited.

                       See Notes to Financial Statements.

                                                                                           RATIOS/SUPPLEMENTAL DATA
                                                                              -----------------------------------------------------
                                                                                                           RATIO OF NET
                                                                                               RATIO OF     INVESTMENT
                                                       NET ASSET                NET ASSETS,     EXPENSES   INCOME (LOSS)  PORTFOLIO
                                          TOTAL       VALUE, END    TOTAL      END OF PERIOD   TO AVERAGE    TO AVERAGE    TURNOVER
                                       DISTRIBUTIONS   OF PERIOD    RETURN    (000'S OMITTED)  NET ASSETS    NET ASSETS      RATE
                                       -------------  ----------  ----------  --------------  ----------   ------------  ---------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/06(i)(iii) .....  $(0.05)       $38.04      (2.94)%    $  667,806        0.80%        0.27%        165.28%
  Year ended 12/31/05 ..................   (0.08)        39.24      12.00         839,841        0.81         0.10         257.14
  Year ended 12/31/04 ..................      --         35.12       5.50       1,028,652        0.86         0.21         194.25
  Year ended 12/31/03 ..................      --         33.29      35.16       1,115,959        0.85        (0.05)        167.53
  Year ended 12/31/02 ..................   (0.01)        24.63      (32.99)       874,914        0.85        (0.01)        238.03
  Year ended 12/31/01 ..................   (5.63)        36.77      (11.81)     1,540,327        0.81         0.03          87.79
  CLASS S
  Six months ended 6/30/06(i)(iii) .....  $   --        $37.77      (3.05)%    $   13,840        1.05%        0.03%        165.28%
  Year ended 12/31/05 ..................   (0.04)        38.96      11.71          14,250        1.05        (0.15)        257.14
  Year ended 12/31/04 ..................      --         34.92       5.24           9,323        1.11         0.27         194.25
  Year ended 12/31/03 ..................      --         33.18      34.82           1,726        1.10        (0.16)        167.53
  Eight months ended 12/31/02(i)(ii) ...      --         24.61     (26.05)             19        1.10        (0.13)        238.03
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Six months ended 6/30/06(i)(iii) .....  $   --        $26.02       9.88%     $  520,219        0.90%       (0.60)%        52.48%
  Year ended 12/31/05 ..................      --         23.68      16.88         509,855        0.91        (0.43)         97.11
  Year ended 12/31/04 ..................      --         20.26      16.57         484,760        0.97        (0.72)        135.33
  Year ended 12/31/03 ..................      --         17.38      42.34         496,076        0.97        (0.70)        146.69
  Year ended 12/31/02 ..................      --         12.21     (26.22)        376,550        0.97        (0.69)        111.82
  Year ended 12/31/01 ..................   (0.01)        16.55     (29.51)        517,364        0.92        (0.27)        181.80
  CLASS S
  Six months ended 6/30/06(i)(iii) .....  $   --        $25.77       9.80%     $   65,168        1.15%       (0.84)%        52.48%
  Year ended 12/31/05 ..................      --         23.47      16.59          42,168        1.15        (0.67)         97.11
  Year ended 12/31/04 ..................      --         20.13      16.29          21,809        1.22        (0.98)        135.33
  Year ended 12/31/03 ..................      --         17.31      42.00           4,556        1.23        (1.02)        146.69
  Eight months ended 12/31/02(i)(ii) ...      --         12.19     (23.91)              7        1.20        (0.87)        111.82
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/06(i)(iii) .....  $(0.13)       $ 9.79      (3.50)%    $   67,086        0.89%        0.64%         88.29%
  Year ended 12/31/05 ..................   (0.11)        10.28       3.44          76,770        0.75         1.08         103.93
  Year ended 12/31/04 ..................   (0.05)        10.05       7.85          93,554        0.78         0.97          96.49
  Year ended 12/31/03 ..................   (0.03)         9.37      29.84         101,255        0.78         0.60         175.67
  Year ended 12/31/02 ..................   (0.06)         7.24     (31.10)         85,066        0.79         0.25         276.12
  Year ended 12/31/01 ..................   (0.88)        10.57     (14.32)        144,006        0.72         0.52         110.04
  CLASS S
  Six months ended 6/30/06(i)(iii) .....  $(0.11)       $ 9.84      (3.63)%    $       11        1.13%        0.40%         88.29%
  Year ended 12/31/05 ..................   (0.08)        10.32       3.27              11        1.00         0.83         103.93
  Year ended 12/31/04 ..................   (0.03)        10.08       7.47              11        1.04         0.76          96.49
  Year ended 12/31/03 ..................   (0.01)         9.41      29.63              10        1.01         0.35         175.67
  Eight months ended 12/31/02(i)(ii) ...      --          7.27     (24.11)              7        1.05         0.16         276.12
ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Six months ended 6/30/06(i)(iii) .....  $(0.96)       $13.19      (2.11)%    $  262,878        0.82%        1.59%        150.19%
  Year ended 12/31/05 ..................   (0.23)        14.44       8.42         292,412        0.81         1.29         218.77
  Year ended 12/31/04 ..................   (0.20)        13.55       4.57         309,744        0.87         1.41         177.66
  Year ended 12/31/03 ..................   (0.26)        13.16      19.03         308,990        0.87         1.60         135.67
  Year ended 12/31/02 ..................   (0.20)        11.29     (12.29)        254,290        0.87         2.16         188.76
  Year ended 12/31/01 ..................   (0.44)        13.08      (1.93)        224,959        0.85         2.53          62.93
  CLASS S
  Six months ended 6/30/06(i)(iii) .....  $(0.91)       $13.38      (2.26)%    $   32,895        1.08%        1.31%        150.19%
  Year ended 12/31/05 ..................   (0.20)        14.61       8.15          43,583        1.06         1.05         218.77
  Year ended 12/31/04 ..................   (0.19)        13.71       4.27          44,435        1.12         1.20         177.66
  Year ended 12/31/03 ..................   (0.26)        13.34      18.73          28,680        1.11         1.25         135.67
  Eight months ended 12/31/02(i)(ii) ...      --         11.47      (8.24)            494        1.17         1.67         188.76

THE ALGER AMERICAN FUND
FINANCIAL HIGHLIGHTS (CONT'D)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
====================================================================================================================================

                                                     INCOME FROM INVESTMENT OPERATIONS
                                                     ---------------------------------

                                          NET ASSET         NET         NET REALIZED                   DISTRIBUTIONS
                                           VALUE,        INVESTMENT    AND UNREALIZED    TOTAL FROM      FROM NET        NET ASSET
                                         BEGINNING         INCOME        GAIN (LOSS)     INVESTMENT      REALIZED       VALUE, END
                                          OF PERIOD        (LOSS)      ON INVESTMENTS    OPERATIONS        GAINS         OF PERIOD
                                         -----------   -------------   --------------    ----------    -------------    ----------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/06(i)(iv) ......    $21.90      $(0.04)           $ 0.15           $ 0.11         $(3.14)         $18.87
  Year ended 12/31/05 ..................     20.80       (0.31)             2.22             1.91          (0.81)          21.90
  Year ended 12/31/04 ..................     18.40       (0.11)             2.51             2.40             --           20.80
  Year ended 12/31/03 ..................     12.45       (0.05)             6.00             5.95             --           18.40
  Year ended 12/31/02 ..................     17.67       (0.10)            (5.12)           (5.22)            --           12.45
  Year ended 12/31/01 ..................     30.62       (0.09)(iii)       (1.23)           (1.32)        (11.63)          17.67
  CLASS S
  Six months ended 6/30/06(i)(iv) ......    $21.70      $(0.07)           $ 0.16           $ 0.09         $(3.14)         $18.65
  Year ended 12/31/05 ..................     20.67       (0.07)             1.91             1.84          (0.81)          21.70
  Year ended 12/31/04 ..................     18.33       (0.15)(iii)        2.49             2.34             --           20.67
  Year ended 12/31/03 ..................     12.43       (0.14)             6.04             5.90             --           18.33
  Eight months ended 12/31/02(i)(ii) ...     16.69       (0.07)            (4.19)           (4.26)            --           12.43
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Six months ended 6/30/06(i)(iv) ......    $34.78      $(0.10)           $ 1.15           $ 1.05         $   --          $35.83
  Year ended 12/31/05 ..................     30.39       (0.21)             4.60             4.39             --           34.78
  Year ended 12/31/04 ..................     28.09       (0.07)             2.37             2.30             --           30.39
  Year ended 12/31/03 ..................     20.85       (0.07)             7.31             7.24             --           28.09
  Year ended 12/31/02 ..................     31.55       (0.14)           (10.56)          (10.70)            --           20.85
  Year ended 12/31/01 ..................     38.80        0.00(iii)        (6.06)           (6.06)         (1.19)          31.55
  CLASS S
  Six months ended 6/30/06(i)(iv) ......    $34.44      $ 0.00            $ 0.99           $ 0.99         $   --          $35.43
  Year ended 12/31/05 ..................     30.17       (0.08)             4.35             4.27             --           34.44
  Year ended 12/31/04 ..................     27.96       (0.04)             2.25             2.21             --           30.17
  Year ended 12/31/03 ..................     20.83       (0.16)             7.29             7.13             --           27.96
  Eight months ended 12/31/02(i)(ii) ...     28.46       (0.02)            (7.61)           (7.63)            --           20.83

 (i) Ratios have been annualized; total return has not been annualized. (ii) Commenced operations May 1, 2002. (iii) Amount was computed based on average shares outstanding during the period. (iv) Unaudited.


                       See Notes to Financial Statements.

                                                                               RATIOS/SUPPLEMENTAL DATA
                                                         ---------------------------------------------------------------------
                                                                                            RATIO OF NET
                                                                              RATIO OF       INVESTMENT
                                                           NET ASSETS,         EXPENSES     INCOME (LOSS)         PORTFOLIO
                                                          END OF PERIOD      TO AVERAGE      TO AVERAGE           TURNOVER
                                         TOTAL RETURN    (000'S OMITTED)     NET ASSETS      NET ASSETS             RATE
                                         ------------    ---------------    ------------   ---------------     ---------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/06(i)(iv) ......     0.16%           $319,681           0.89%          (0.42)%             142.11%
  Year ended 12/31/05 ..................     9.82             369,157           0.86           (0.45)              226.14
  Year ended 12/31/04 ..................    13.04             482,868           0.92           (0.62)              229.17
  Year ended 12/31/03 ..................    47.79             414,590           0.93           (0.70)              196.43
  Year ended 12/31/02 ..................   (29.54)            240,063           0.93           (0.56)              323.83
  Year ended 12/31/01 ..................    (6.52)            355,015           0.88           (0.45)              130.11
  CLASS S
  Six months ended 6/30/06(i)(iv) ......     0.07%           $ 13,122           1.14%          (0.69)%             142.11%
  Year ended 12/31/05 ..................     9.54              10,810           1.11           (0.70)              226.14
  Year ended 12/31/04 ..................    12.77               4,636           1.17           (0.82)              229.17
  Year ended 12/31/03 ..................    47.47                  43           1.18           (0.94)              196.43
  Eight months ended 12/31/02(i)(ii) ...   (25.52)                  8           1.19           (0.75)              323.83
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Six months ended 6/30/06(i)(iv) ......     3.02%           $264,748           0.96%          (0.01)%             116.84%
  Year ended 12/31/05 ..................    14.45             298,410           0.91           (0.08)              130.14
  Year ended 12/31/04 ..................     8.19             380,336           0.97           (0.14)              182.41
  Year ended 12/31/03 ..................    34.72             382,289           0.97           (0.36)              161.71
  Year ended 12/31/02 ..................   (33.91)            271,373           0.96           (0.49)              203.05
  Year ended 12/31/01 ..................   (15.93)            443,209           0.92            0.00               103.03
  CLASS S
  Six months ended 6/30/06(i)(iv) ......     2.87%           $ 23,024           1.21%          (0.26)%             116.84%
  Year ended 12/31/05 ..................    14.15              17,887           1.16           (0.33)              130.14
  Year ended 12/31/04 ..................     7.90              13,772           1.22           (0.31)              182.41
  Year ended 12/31/03 ..................    34.23               7,328           1.21           (0.63)              161.71
  Eight months ended 12/31/02(i)(ii) ...   (26.81)                281           1.32           (0.92)              203.05

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


JUNE 30, 2006
================================================================================

NOTE 1--GENERAL:

The Alger American Fund (the "Fund") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios" and individually "Portfolio"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class O and Class S shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are generally valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed securities for which such information is readily available are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities included within the Nasdaq market are valued at the Nasdaq official closing price ("NOCP") on the day of valuation, or if there is no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation are valued at the mean between the last bid and asked prices on such day.

Securities for which market quotations are not readily available or for which the market quotation does not, in the opinion of the investment manager, reflects the securities true value are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in markets that close before the close of the NYSE. Normally, developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) will not be reflected in the Portfolios' net asset values. However, if it be determined that such developments are so significant that they will materially affect the value of the Portfolios' securities, the Portfolios may adjust the previous closing prices to reflect what the investment manager, under the direction of the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) FOREIGN CURRENCY TRANSACTIONS: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

(d) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal

#
THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)


JUNE 30, 2006
================================================================================

Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(e) OPTION CONTRACTS: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Portfolios may also purchase put and call options. Purchasing call and put options tends to decrease the Portfolio's exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(f) LENDING OF PORTFOLIO SECURITIES: The Portfolios may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets. The Portfolios earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. There were no securities on loan during the six months ended June 30, 2006.

(g) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of net operating losses, premium/discount of debt securities, and realized gains from redemptions in kind. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(h) FEDERAL INCOME TAXES: It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(i) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class S shares.

(j) INDEMNIFICATION: The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(k) OTHER: These financial statements have been prepared in accordance with U.S. generally accepted accounting principles using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)


JUNE 30, 2006
================================================================================

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio ..............................................   .750%
American Small Capitalization Portfolio ................................   .850
American Income and Growth Portfolio ...................................   .625
American Balanced Portfolio ............................................   .750
American MidCap Growth Portfolio .......................................   .800
American Leveraged AllCap Portfolio ....................................   .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) DISTRIBUTION FEES: Class S shares--The Fund has adopted a Distribution Plan pursuant to which Class S shares of each Portfolio pay Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), a fee at the annual rate of .25% of the respective average daily net assets of the Class S shares of the designated Portfolio to compensate the Distributor for its activities and expenses incurred in distributing the Class S shares. The fees paid may be more or less than the expenses incurred by the Distributor.

(c) BROKERAGE COMMISSIONS: During the six months ended June 30, 2006, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio paid the Distributor $1,482,433, $308,975, $77,330, $430,371, $553,510 and $404,444, respectively, in connection with securities transactions.

(d) SHAREHOLDER ADMINISTRATIVE FEES: The Fund has entered into a shareholder administrative service agreement with Alger Shareholder Services, Inc. ("Alger Services") to compensate Alger Services on a per account basis for its liaison and administrative oversight of the transfer agent and related services. During the six months ended June 30, 2006, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio incurred fees of $125, $120, $45, $51, $124, and $121, respectively, for these services.

(e) OTHER: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services.


NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2006, were as follows:


                                                    PURCHASES          SALES
                                                 --------------   --------------
American Growth Portfolio ....................   $1,280,517,869   $1,411,544,569
American Small Capitalization Portfolio ......      290,429,411      308,959,907
American Income and Growth Portfolio .........       60,641,177       70,328,906
American Balanced Portfolio ..................      472,983,016      506,307,275
American MidCap Growth Portfolio .............      510,603,568      565,875,291
American Leveraged AllCap Portfolio ..........      354,070,704      387,137,072


As of June 30, 2006, the American Growth Portfolio and the American MidCap Growth Portfolio had portfolio securities and cash valued at $485,022 and $475,098, respectively, segregated as collateral for written options.

Written call and put option activity for the six months ended June 30, 2006 was as follows:

                                                        NUMBER OF     PREMIUMS
                                                        CONTRACTS     RECEIVED
                                                        ---------   ------------
Alger American Growth Portfolio
    Options outstanding at December 31, 2005 .........     8,226    $ 1,121,462
    Options written ..................................     2,439        454,614
    Options closed or expired ........................    (8,766)    (1,240,714)
    Options exercised ................................      (564)       (85,725)
                                                         -------    -----------
    Options outstanding at June 30, 2006 .............     1,335        249,637
                                                         =======    ===========

Alger American MidCap Growth Portfolio
    Options outstanding at December 31, 2005 .........    12,322    $ 1,653,000
    Options written ..................................     1,876        350,056
    Options closed or expired ........................   (12,369)    (1,679,279)
    Options exercised ................................      (521)       (79,189)
                                                         -------    -----------
    Options outstanding at June 30, 2006 .............     1,308        244,588
                                                         =======    ===========

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)


JUNE 30, 2006
================================================================================

NOTE 5--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are divided into six series. Each series is divided into two separate classes.

During the six months ended June 30, 2006, transactions of shares of beneficial interest were as follows:

                                                     SHARES           AMOUNT
                                                   ----------     -------------
American Growth Portfolio:
     Class O:
       Shares sold ............................       681,213     $  27,237,228
       Dividends reinvested ...................        23,110           896,918
       Shares redeemed ........................    (4,550,159)     (179,671,849)
                                                   ----------     -------------
       Net decrease ...........................    (3,845,836)    $(151,537,703)
                                                   ==========     =============
     Class S:
       Shares sold ............................        44,713     $   1,770,238
       Shares redeemed ........................       (44,003)       (1,721,519)
                                                   ----------     -------------
       Net increase ...........................           710     $      48,719
                                                   ==========     =============

                                                     SHARES           AMOUNT
                                                   ----------     -------------
American Small Capitalization Portfolio:
     Class O:
       Shares sold ............................     1,314,958     $  34,211,652
       Shares redeemed ........................    (2,859,294)      (74,539,468)
                                                   ----------     -------------
       Net decrease ...........................    (1,544,335)    $ (40,327,816)
                                                   ==========     =============
     Class S:
       Shares sold ............................       750,673     $  19,366,099
       Shares redeemed ........................       (18,119)         (457,488)
                                                   ----------     -------------
       Net increase ...........................       732,554     $  18,908,611
                                                   ==========     =============

                                                     SHARES           AMOUNT
                                                   ----------     -------------
American Income and Growth Portfolio:
     Class O:
       Shares sold ............................       154,184     $   1,573,577
       Dividends reinvested ...................        92,104           908,146
       Shares redeemed ........................      (862,528)       (8,787,818)
                                                   ----------     -------------
       Net decrease ...........................      (616,240)    $  (6,306,095)
                                                   ==========     =============
     Class S:
       Dividends reinvested ...................            11     $         112
                                                   ==========     =============

                                                     SHARES           AMOUNT
                                                   ----------     -------------
American Balanced Portfolio:
     Class O:
       Shares sold ............................       656,369     $   9,438,191
       Dividends reinvested ...................     1,368,309        18,171,149
       Shares redeemed ........................    (2,333,447)      (33,103,508)
                                                   ----------     -------------
       Net decrease ...........................      (308,769)    $  (5,494,168)
                                                   ==========     =============
     Class S:
       Shares sold ............................        64,333     $     937,825
       Dividends reinvested ...................       158,082         2,130,950
       Shares redeemed ........................      (746,358)      (10,924,870)
                                                   ----------     -------------
       Net decrease ...........................      (523,943)    $  (7,856,095)
                                                   ==========     =============

                                                     SHARES           AMOUNT
                                                   ----------     -------------
American MidCap Growth Portfolio:
     Class O:
       Shares sold ............................     1,293,803     $  28,864,872
       Dividends Invested .....................     2,397,891        46,375,222
       Shares redeemed ........................    (3,610,835)      (82,631,425)
                                                   ----------     -------------
       Net increase (decrease) ................        80,859     $  (7,391,331)
                                                   ==========     =============
     Class S:
       Shares sold ............................       155,410     $   3,306,602
       Dividends Invested .....................        91,783         1,754,889
       Shares redeemed ........................       (41,818)         (921,617)
                                                   ----------     -------------
       Net increase ...........................       205,375     $   4,139,874
                                                   ==========     =============

                                                     SHARES           AMOUNT
                                                   ----------     -------------
American Leveraged AllCap Portfolio:
     Class O:
       Shares sold ............................       578,491     $  21,162,946
       Shares redeemed ........................    (1,770,044)      (65,246,918)
                                                   ----------     -------------
       Net decrease ...........................    (1,191,553)    $ (44,083,972)
                                                   ==========     =============
     Class S:
       Shares sold ............................       223,006     $   8,084,116
       Shares redeemed ........................       (92,661)       (3,397,234)
                                                   ----------     -------------
       Net increase ...........................       130,345     $   4,686,882
                                                   ==========     =============

During the year ended December 31, 2005, transactions of shares of beneficial interest were as follows:

                                                     SHARES           AMOUNT
                                                   ----------     -------------
American Growth Portfolio:
     Class O:
       Shares sold ............................     1,719,711     $  62,310,408
       Dividends reinvested ...................        65,778         2,231,180
       Shares redeemed ........................    (9,676,332)     (351,400,003)
                                                   ----------     -------------
       Net decrease ...........................    (7,890,843)    $(286,858,415)
                                                   ==========     =============
     Class S:
       Shares sold ............................       133,619     $   4,694,673
       Dividends reinvested ...................           436            14,708
       Shares redeemed ........................       (35,275)       (1,262,387)
                                                   ----------     -------------
       Net increase ...........................        98,780     $   3,446,994
                                                   ==========     =============

                                                     SHARES           AMOUNT
                                                   ----------     -------------
American Small Capitalization Portfolio:
     Class O:
       Shares sold ............................     2,371,054     $  51,662,814
       Shares redeemed ........................    (4,768,156)     (100,328,025)
                                                   ----------     -------------
       Net decrease ...........................    (2,397,102)    $ (48,665,211)
                                                   ==========     =============
     Class S:
       Shares sold ............................       744,615     $  15,994,655
       Shares redeemed ........................       (31,624)         (654,475)
                                                   ----------     -------------
       Net increase ...........................       712,991     $  15,340,180
                                                   ==========     =============

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)


JUNE 30, 2006
================================================================================

                                                     SHARES           AMOUNT
                                                   ----------     -------------
American Income and Growth Portfolio:
     Class O:
       Shares sold ............................       392,569     $   3,926,018
       Dividends reinvested ...................        97,659           947,291
       Shares redeemed ........................    (2,334,511)      (23,302,780)
                                                   ----------     -------------
       Net decrease ...........................    (1,844,283)    $ (18,429,471)
                                                   ==========     =============

     Class S:
       Dividends reinvested ...................             9     $          89
                                                   ==========     =============

                                                     SHARES           AMOUNT
                                                   ----------     -------------
American Balanced Portfolio:
     Class O:
       Shares sold ............................     1,273,869     $  17,530,368
       Dividends reinvested ...................       369,829         4,826,274
       Shares redeemed ........................    (4,260,365)      (57,983,793)
                                                   ----------     -------------
       Net decrease ...........................    (2,616,667)    $ (35,627,151)
                                                   ==========     =============
     Class S:
       Shares sold ............................       203,959     $   2,819,665
       Dividends reinvested ...................        47,102           623,154
       Shares redeemed ........................      (510,049)       (7,065,304)
                                                   ----------     -------------
       Net decrease ...........................      (258,988)    $  (3,622,485)
                                                   ==========     =============

                                                     SHARES           AMOUNT
                                                   ----------     -------------
American MidCap Growth Portfolio:
Class O:
  Shares sold .................................     2,712,426     $  56,128,439
  Dividends reinvested ........................       959,392        17,950,220
  Shares redeemed .............................   (10,033,907)     (209,496,267)
                                                   ----------     -------------
  Net decrease ................................    (6,362,089)    $(135,417,608)
                                                   ==========     =============

     Class S:
       Shares sold ............................       291,270     $   5,964,213
       Dividends reinvested ...................        15,329           284,657
       Shares redeemed ........................       (32,816)         (674,803)
                                                   ----------     -------------
       Net increase ...........................       273,783     $   5,574,067
                                                   ==========     =============

                                                     SHARES           AMOUNT
                                                   ----------     -------------
American Leveraged AllCap Portfolio:
     Class O:
       Shares sold ............................     1,040,839     $  33,263,898
       Shares redeemed ........................    (4,973,709)     (159,346,739)
                                                   ----------     -------------
       Net decrease ...........................    (3,932,870)    $(126,082,841)
                                                   ==========     =============

     Class S:
       Shares sold ............................       137,584     $   4,384,234
       Shares redeemed ........................       (74,576)       (2,320,302)
                                                   ----------     -------------
       Net increase ...........................        63,008     $   2,063,932
                                                   ==========     =============


NOTE 6--TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 were as follows:


                                             SIX MONTHS ENDED      YEAR ENDED
                                              JUNE 30, 2006    DECEMBER 31, 2005
                                             ----------------  -----------------
American Growth Portfolio
Distributions paid from:
  Ordinary Income ...........................   $  896,918       $   2,245,888
  Long-Term capital gains ...................           --                  --
                                                ----------       -------------
  Total distributions paid ..................   $  896,918       $   2,245,888
                                                ==========       =============

American Small Capitalization Portfolio
Distributions paid from:
  Ordinary Income ...........................           --                  --
  Long-Term capital gains ...................           --                  --
                                                ----------       -------------
  Total distributions paid ..................           --                  --
                                                ==========       =============

American Income and Growth Portfolio
Distributions paid from:
  Ordinary Income ...........................   $  908,258       $     947,380
  Long-Term capital gains ...................           --                  --
                                                ----------       -------------
  Total distributions paid ..................   $  908,258       $     947,380
                                                ==========       =============

American Balanced Portfolio
Distributions paid from:
  Ordinary Income ...........................  $14,869,576       $   5,449,428
  Long-Term capital gains ...................    5,432,523                  --
                                                ----------       -------------
  Total distributions paid ..................  $20,302,099       $   5,449,428
                                                ==========       =============

American MidCap Growth Portfolio
Distributions paid from:
  Ordinary Income ...........................  $35,055,107                 --
  Long-Term capital gains ...................   13,075,005       $  18,234,877
                                                ----------       -------------
  Total distributions paid ..................  $48,130,112       $  18,234,877
                                                ==========       =============

American Leveraged AllCap Portfolio
Distributions paid from:
  Ordinary Income ...........................           --                  --
  Long-Term capital gains ...................           --                  --
                                                ----------       -------------
  Total distributions paid ..................           --                  --
                                                ==========       =============

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)


JUNE 30, 2006
================================================================================

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

American Growth Portfolio:
   Undistributed ordinary income ...............................   $    896,373
   Undistributed long-term gain ................................             --
   Other loss deferral .........................................       (311,003)
   Unrealized appreciation
     (depreciation) ............................................     54,117,114
American Small Capitalization Portfolio:
   Undistributed ordinary income ...............................             --
   Undistributed long-term gain ................................             --
   Unrealized appreciation
     (depreciation) ............................................     98,256,250
American Income and Growth Portfolio:
   Undistributed ordinary income ...............................        907,813
   Undistributed long-term gain ................................             --
   Unrealized appreciation
     (depreciation) ............................................      7,565,171
American Balanced Portfolio:
   Undistributed ordinary income ...............................     14,868,793
   Undistributed long-term gain ................................      5,432,348
   Unrealized appreciation
     (depreciation) ............................................     15,081,130
American MidCap Growth Portfolio:
   Undistributed ordinary income ...............................     35,053,773
   Undistributed long-term gain ................................     13,074,771
   Other loss deferral .........................................       (153,849)
   Unrealized appreciation
     (depreciation) ............................................     33,332,708
American Leveraged AllCap Portfolio:
   Undistributed ordinary income ...............................             --
   Undistributed long-term gain ................................             --
   Other loss deferral .........................................         (5,199)
   Unrealized appreciation
     (depreciation) ............................................     36,182,298

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of premium/discount on debt securities. Tax basis unrealized appreciation as of June 30, 2006, does not reflect any potential adjustments subsequent to December 31, 2005.

At December 31, 2005, the Portfolios, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

Net capital losses incurred after October 31 and within the taxable years are deemed to arise on the first business day of the fund's next taxable year. For the period ended December 31, 2005, the amount of deferral for the American Income and Growth Portfolio, was $718,308.

                                       EXPIRATION DATE
                          ---------------------------------------
                               2009         2010          2011         TOTAL
                          ------------   -----------   ----------   ------------
American Growth
   Portfolio ..........   $ 25,184,311   301,718,272   31,134,918   $358,037,501
American Small
   Capitalization
   Portfolio ..........   $107,992,050    71,669,579           --   $179,661,629
American Income
   and Growth
   Portfolio ..........   $         --    31,907,983    5,270,882   $ 37,178,865
American
   Leveraged AllCap
   Portfolio ..........   $ 70,340,391    97,987,772           --   $168,328,163

NOTE 7--LITIGATION:

Alger Management has responded to inquiries, document requests and/or subpoenas from regulatory authorities, including the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General, the Attorney General of New Jersey, and the West Virginia Securities Commissioner, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading."

On December 16, 2005, Alger Management received from the staff of the SEC a "Wells Notice" which indicated that the staff intends to recommend that the Commission bring civil enforcement action for possible violations of the federal securities laws. "Wells Notices" also have been sent to certain companies affiliated with Alger Management, as well as certain present and former members of its senior management. The Wells Notices arose out of the SEC's staff ongoing investigation of market timing and late trading practices in the mutual fund industry. Alger Management and the other recipients have the opportunity to respond to the staff before the staff makes a formal recommendation. Alger Management submitted a response in January 2006.

On June 7, 2006, Alger Management, its parent, Alger Inc., and their affiliated companies reached an agreement in principle with the staff of the New York Regional Office of the SEC and with the staff of the New York State Attorney General's office ("NYAG") resolving all issues with the SEC and the NYAG related to the allegations of mutual fund market timing and late trading that were the subject of the December 2005 Wells Notice. Alger Management and Alger Inc. are working with the staff of the SEC and the NYAG to finalize the agreement. The agreement is subject to the approval of the SEC and the NYAG. In the proposed settlement agreement, without admitting or denying liability, the firm will consent to the payment of $30 million dollars to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)


JUNE 30, 2006
================================================================================

investors. Alger Management has advised the Fund that the proposed settlement payment is not expected to adversely affect the operations of the Manager, Alger Inc. or their affilates, or adversely affect their ability to continue to provide services to the Fund.

On August 31, 2005, the West Virginia Securities Commissioner in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act, and ordered Alger Management and Alger Inc. to cease and desist from further violations of the Act by engaging in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the Commissioner. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases (not yet including the West Virginia action) -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863
(JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court.

The Derivative Complaint alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by its immediate parent, Alger Inc., which is the Distributor of the Alger Mutual Funds, and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940 (the "Investment Company Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934 (the "1934 Act"), and Section 34(b) of the Investment Company Act of 1940, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants. The West Virginia attorney general action also alleges violations of the West Virginia Consumer Credit and Protection Act and other wrongful conduct.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed. On November 3, 2005, the district court issued letter rulings dismissing both complaints in their entirety with respect to the Alger Mutual Funds and dismissing all claims against the other Alger defendants, other than the claims under the 1934 Act and Section 36(b) of the Investment Company Act (as to which the court deferred ruling with respect to the Alger Mutual Fund Trustees), with leave to the class action plaintiffs to file amended complaints against those defendants with respect to claims under state law. Orders implementing the letter rulings are being entered. On January 11, 2006, the Alger defendants filed a motion for partial reconsideration of the district court's ruling with respect to the Section 10(b), Rule 10b-5 and Section 36(b) claims against them; the district court denied the motion on February 9, 2006.

Alger Management does not believe that the Alger Mutual Funds are themselves targets of the regulatory investigations as potential enforcement defendants.

The SEC and, in some cases, state government authorities have a variety of administrative and civil enforcement powers, including injunctive powers, authority to assess fines and penalties and order restitution, authority to limit the activities of a person or company and other enforcement powers, that may be exercised administratively or through the courts.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against Alger Management or Alger Inc., Alger Management would, in the absence of exemptive relief granted by the SEC, be barred from serving as investment adviser/sub-adviser for any registered investment company, including the Fund. While exemptive relief from Section 9(a) has been granted in certain other cases, there is no assurance that such exemptive relief would be granted if sought. In addition, it is possible that these matters and/or other developments resulting from these matters could result in loss of Alger Management personnel, diversion of time and attention of Alger Management personnel, diminishment of financial resources of Alger Management, or other consequences potentially adverse to the Fund. Alger Management cannot predict the potential effect of such actions upon Alger Management or the Fund. There can be no assurance that the effect, if any, would not be material.

THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED)
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
================================================================================

As a shareholder of a Portfolio, you incur two types of costs: transaction costs, if applicable; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting January 1, 2006 and ending June 30, 2006.


ACTUAL EXPENSES

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or deduction of insurance charges against assets or annuities. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                RATIO OF
                                                                                               EXPENSES TO
                                                                                 EXPENSES        AVERAGE
                                                                                PAID DURING    NET ASSETS
                                                   BEGINNING        ENDING      THE PERIOD       FOR THE
                                                    ACCOUNT         ACCOUNT     JANUARY 1,     SIX MONTHS
                                                     VALUE           VALUE       2006 TO          ENDED
                                                  JANUARY 1,       JUNE 30,      JUNE 30,       JUNE 30,
                                                     2006            2006         2006(B)        2006(C)
------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO
CLASS O     ACTUAL ............................   $1,000.00       $  970.40        $3.91          0.80%
            HYPOTHETICAL(A) ...................    1,000.00        1,020.83         4.01          0.80
CLASS S     ACTUAL ............................    1,000.00          969.50         5.13          1.05
            HYPOTHETICAL(A) ...................    1,000.00        1,019.59         5.26          1.05
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
CLASS O     ACTUAL ............................   $1,000.00       $1,098.80        $4.68          0.90%
            HYPOTHETICAL(A) ...................    1,000.00        1,020.33         4.51          0.90
CLASS S     ACTUAL ............................    1,000.00        1,098.00         5.98          1.15
            HYPOTHETICAL(A) ...................    1,000.00        1,019.09         5.96          1.15
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
CLASS O     ACTUAL ............................   $1,000.00       $  965.00        $4.34          0.89%
            HYPOTHETICAL(A) ...................    1,000.00        1,020.38         4.46          0.89
CLASS S     ACTUAL ............................    1,000.00          963.70         5.50          1.13
            HYPOTHETICAL(A) ...................    1,000.00        1,019.19         5.66          1.13
ALGER AMERICAN BALANCED PORTFOLIO
CLASS O     ACTUAL ............................   $1,000.00       $  978.90        $4.02          0.82%
            HYPOTHETICAL(A) ...................    1,000.00        1,020.73         4.11          0.82
CLASS S     ACTUAL ............................    1,000.00          977.40         5.30          1.08
            HYPOTHETICAL(A) ...................    1,000.00        1,019.44         5.41          1.08

THE ALGER AMERICAN FUND
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)

================================================================================

                                                                                               RATIO OF
                                                                                              EXPENSES TO
                                                                                 EXPENSES       AVERAGE
                                                                                PAID DURING   NET ASSETS
                                                   BEGINNING        ENDING      THE PERIOD      FOR THE
                                                    ACCOUNT         ACCOUNT     JANUARY 1,    SIX MONTHS
                                                     VALUE           VALUE       2006 TO         ENDED
                                                  JANUARY 1,       JUNE 30,      JUNE 30,      JUNE 30,
                                                     2006            2006         2006(B)       2006(C)
------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
CLASS O     ACTUAL                                $1,000.00       $1,001.60        $4.42          0.89%
            HYPOTHETICAL(A)                        1,000.00        1,020.38         4.46          0.89
CLASS S     ACTUAL                                 1,000.00        1,000.70         5.66          1.14
            HYPOTHETICAL(A)                        1,000.00        1,019.14         5.71          1.14
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
CLASS O     ACTUAL                                $1,000.00       $1,030.20        $4.83          0.96%
            HYPOTHETICAL(A)                        1,000.00        1,020.03         4.81          0.96
CLASS S     ACTUAL                                 1,000.00        1,028.70         6.09          1.21
            HYPOTHETICAL(A)                        1,000.00        1,018.79         6.06          1.21

--------------------------------------------------------------------------------
(a) 5% annual return before expenses.

(b) Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(c) Annualized.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Fund's website at http://www.alger.com or on the SEC's website at http://www.sec.gov.


QUARTERLY FUND HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Fund's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 992-3863.

ITEM 2.  Code of Ethics.
Not applicable.

ITEM 3.  Audit Committee Financial Expert.
Not applicable.

ITEM 4.  Principal Accountant Fees and Services.
Not applicable.

ITEM 5.  Audit Committee of Listed Registrants.
Not applicable.

ITEM 6.  Schedule of Investments.
Not applicable.

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

ITEM 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

ITEM 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

ITEM 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  Exhibits.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger American Fund

By:  /s/ Dan C. Chung

     Dan C. Chung

     President

Date: August 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dan C. Chung

    Dan C. Chung

    President

Date: August 4, 2006

By: /s/ Frederick A. Blum

    Frederick A. Blum

    Treasurer

Date:  August 4, 2006